               --------------------------------------------------

                              BRINSON SERIES TRUST

                 ---------------------------------------------

                        --------------------------------

                           NOTICE OF SPECIAL MEETING
                        TO BE HELD ON FEBRUARY 25, 2002
                                      AND
                                PROXY STATEMENT

                        --------------------------------

                              BRINSON SERIES TRUST

                                                                January 18, 2002

Dear Variable Annuity Contract Owner:

    Your insurance company offers variable annuity contracts in a separate account (the "Separate Account"), a unit investment trust, which offers certain investment divisions (the "Divisions"), each of which is available under an annuity contract (each a "Contract") funded through the Separate Account. The Divisions are registered mutual funds. The Separate Account is the legal shareholder of each fund. However, the Contract provides that the insurance company needs to represent your interests at shareholder meetings. Brinson Series Trust (the "Brinson Trust"), certain portfolios of which are Divisions under your Contract, will be holding a meeting on February 25, 2002, for shareholders of its Aggressive Growth Portfolio and Strategic Fixed Income Portfolio (each a "Brinson Portfolio").

    Included in this booklet is information about the upcoming shareholders' meeting (the "Special Meeting"):

    - A NOTICE OF A SPECIAL MEETING OF THE SHAREHOLDERS OF EACH OF THE BRINSON PORTFOLIOS, which summarizes the issues for which you are being asked to provide voting instructions;

    - AN INFORMATION STATEMENT, which outlines the voting procedures; and

    - A PROSPECTUS/PROXY STATEMENT FOR THE SPECIAL MEETING, which provides comprehensive information on the specific issues being considered at the Special Meeting.

    ALSO ENCLOSED ARE YOUR BALLOT AND POSTAGE-PAID RETURN ENVELOPE.

    We encourage you to review each of these items thoroughly. Once you've determined how you would like your insurance company to vote your shares at the Special Meeting, please mark your preferences on your ballot, making sure that you sign and date your ballot before mailing it to us in the postage-paid return envelope. A prompt response on your part will help to ensure that your interests are represented.

                                 Sincerely,

                                 Brian M. Storms
                                 PRESIDENT
                                 BRINSON SERIES TRUST

                                ----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            OF BRINSON SERIES TRUST
                          AGGRESSIVE GROWTH PORTFOLIO
                        STRATEGIC FIXED INCOME PORTFOLIO

                        TO BE HELD ON FEBRUARY 25, 2002

                                ----------------

Dear Variable Annuity Contract Owner:

    The net purchase payments made under your insurance company variable annuity contract ("Contract") have been allocated at your direction to investment divisions of a separate account. The divisions of this separate account invest in one or more corresponding series of Brinson Series Trust (the "Brinson Trust"), an open-end management investment company, including the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio") and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio") (each a "Brinson Portfolio").

    As a contract owner of record at the close of business on December 14, 2001, you are entitled to instruct your insurance company as to how it should vote on certain proposals to be considered at a Special Meeting of each Brinson Portfolio's shareholders.

    The Special Meeting of Shareholders of each Brinson Portfolio will be held on February 25, 2002, at 10:00 a.m., Eastern Time, at the offices of Brinson Advisors, Inc., 51 West 52nd Street, 16th Floor, New York, New York 10019-6114 to consider the following proposals, on one or more of which you are entitled to provide your insurance company with voting instructions:

        1. To approve an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Brinson Aggressive Growth Portfolio to the Growth Portfolio (the "Alliance Growth Portfolio") of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"), in exchange for shares of the Alliance Growth Portfolio and the assumption by the Alliance Growth Portfolio of stated liabilities of the Brinson Aggressive Growth Portfolio, and the distribution of such shares to the shareholders of the Brinson Aggressive Growth Portfolio in liquidation and dissolution of the Brinson Aggressive Growth Portfolio. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE BRINSON AGGRESSIVE GROWTH PORTFOLIO ONLY.)

        2. To approve an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Brinson Strategic Fixed Income Portfolio to the U.S. Government/High Grade Securities

    Portfolio of the Alliance Fund (the "Alliance U.S./High Grade Portfolio"), in exchange for shares of the Alliance U.S./High Grade Portfolio and the assumption by the Alliance U.S./High Grade Portfolio of stated liabilities of the Brinson Strategic Fixed Income Portfolio, and the distribution of such shares to the shareholders of the Brinson Strategic Fixed Income Portfolio in liquidation and dissolution of the Brinson Strategic Fixed Income Portfolio. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE BRINSON STRATEGIC FIXED INCOME PORTFOLIO ONLY.)

        3. To transact such other business as may properly come before the meeting.

    Attached to this notice is an Information Statement and the Prospectus/ Proxy Statement of the Alliance Fund. You are urged to read both of these statements before completing your ballot.

                                 AMY R. DOBERMAN
                                 SECRETARY
                                 BRINSON SERIES TRUST

51 West 52nd Street
New York, NY 10019-6114
January 18, 2002

     IT IS IMPORTANT THAT YOUR CONTRACT BE REPRESENTED. PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED BALLOT; THEN, SIGN, DATE AND MAIL IT IN THE ACCOMPANYING ENVELOPE, WHICH IS ADDRESSED FOR YOUR CONVENIENCE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. YOUR PROMPT RESPONSE WILL HELP AVOID THE UNNECESSARY EXPENSE OF A FURTHER SOLICITATION OF BALLOTS.

                                ----------------

                             INFORMATION REGARDING
                            A SPECIAL MEETING OF THE
                      SHAREHOLDERS OF BRINSON SERIES TRUST
                          AGGRESSIVE GROWTH PORTFOLIO
                        STRATEGIC FIXED INCOME PORTFOLIO
                                ----------------

                                JANUARY 18, 2002

                                    GENERAL

    This information is furnished by the Board of Trustees of Brinson Series Trust (the "Brinson Trust") on behalf of certain insurance companies that have entered into variable annuity contracts ("Contracts") with persons ("Contract Owners") who have net purchase payments allocated to either the Aggressive Growth Portfolio and/or the Strategic Fixed Income Portfolio investment divisions (the "Divisions") of each such insurance company's separate account (the "Separate Account") as of December 14, 2001 (the "Record Date"). The assets in each Division are invested in the shares of beneficial interest of one or both of the Aggressive Growth Portfolio and the Strategic Fixed Income Portfolio (each a "Brinson Portfolio"), each a series of the Brinson Trust.

    Each such insurance company is required to offer Contract Owners the opportunity to instruct it, as owner of all Brinson Trust shares held by the Separate Account, as to how it should vote on the proposals to be considered at the Special Meeting of the shareholders of the Brinson Portfolios referred to in the preceding notice, and at any adjournments thereof (collectively, the "Special Meeting").

    The proposals to be considered at the Special Meeting are discussed in the enclosed Prospectus/Proxy Statement. Contract Owners are urged to read the enclosed Prospectus/Proxy Statement prior to completing the ballot.

    This Information Statement and the accompanying ballot are being mailed to Contract Owners on or about January 18, 2002.

                     HOW TO INSTRUCT YOUR INSURANCE COMPANY

    To instruct your insurance company as to how to vote its shares of beneficial interest of the Brinson Trust (the "Shares") held in the Divisions, Contract Owners are asked to promptly mark their voting instructions on the enclosed ballot; then, sign, date and mail it in the accompanying postage-paid envelope.

                  IF A BALLOT IS NOT MARKED TO INDICATE VOTING
                INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED,
                    IT WILL BE TREATED AS AN INSTRUCTION TO
               VOTE THE SHARES IN FAVOR OF EACH OF THE PROPOSALS.

    The number of Shares held in the Divisions for which a Contract Owner may provide voting instructions (in the aggregate, "Shares Attributable to Contract Owners") was determined for each Division as of the Record Date by dividing
(i) a Contract's account value (minus any contract indebtedness) allocable to the Division by (ii) the net asset value of one share of the respective Brinson Portfolio.

    At any time prior to your insurance company's voting of the Shares held in the Divisions at the Special Meeting, a Contract Owner may revoke his or her ballot with respect to either of the Divisions by properly executing a later-dated voting instruction card.

                      HOW YOUR INSURANCE COMPANY WILL VOTE

    Your insurance company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. The Shares Attributable to Contract Owners in each Division for which your insurance company receives no timely voting instructions will be voted by it for and against approval of a proposal, and as an abstention, in the same proportion as the Shares Attributable to Contract Owners for which it receives voting instructions. Shares attributable to amounts retained by such insurance company in each Division will be voted in the same proportion as votes cast by Contract Owners in respect of each Division.

                                 OTHER MATTERS

    Brinson Trust is not aware of any matters, other than the specified proposals, to be acted upon at the Special Meeting. If any other matters come before the Special Meeting, your insurance company will vote the Shares upon such matters in its discretion. Ballots may be solicited by employees of MIS Corporation and its subsidiaries. The solicitation will be by mail and may also be by telephone, telegram or personal interview. Brinson Trust reserves the right to vote for Adjournment of the Special Meeting for the purpose of further solicitation of ballots. MIS Corporation has been retained to assist with solicitation activities (including assembly and mailing of materials to Contract Owners).

    If the necessary quorum to transact business or the vote required to approve or reject the proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments at the

Special Meeting, in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such adjournment with respect to those voting instructions which have been voted in favor of the proposals and will vote against any such adjournment those voting instructions which have been voted against the proposal.

                                 Amy R. Doberman
                                 SECRETARY
                                 BRINSON SERIES TRUST

     PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED BALLOT; THEN SIGN, DATE AND MAIL IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE. IT IS IMPORTANT THAT YOUR CONTRACT BE REPRESENTED.

                              BRINSON SERIES TRUST

                          AGGRESSIVE GROWTH PORTFOLIO
                        STRATEGIC FIXED INCOME PORTFOLIO

                                ----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                 TO BE HELD ON
                               FEBRUARY 25, 2002

                                ----------------

To the Shareholders:

    This is to notify you that a Special Meeting of Shareholders of the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio"), and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio"), each a series of Brinson Series Trust (the "Brinson Trust"), will be held on February 25, 2002 at 10:00 a.m., Eastern Time, at the offices of Brinson Advisors, Inc., 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, for the following purposes:

        1. To approve an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Brinson Aggressive Growth Portfolio to the Growth Portfolio (the "Alliance Growth Portfolio") of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"), in exchange for shares of the Alliance Growth Portfolio and the assumption by the Alliance Growth Portfolio of stated liabilities of the Brinson Aggressive Growth Portfolio, and the distribution of such shares to the shareholders of the Brinson Aggressive Growth Portfolio in liquidation and dissolution of the Brinson Aggressive Growth Portfolio. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE BRINSON AGGRESSIVE GROWTH PORTFOLIO ONLY.)

        2. To approve an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the Brinson Strategic Fixed Income Portfolio to the U.S. Government/High Grade Securities Portfolio of the Alliance Fund (the "Alliance U.S./High Grade Portfolio"), in exchange for shares of the Alliance U.S./High Grade Portfolio and the assumption by the Alliance U.S./High Grade Portfolio of stated liabilities of the Brinson Strategic Fixed Income Portfolio, and the distribution of such shares to the shareholders of the Brinson Strategic Fixed Income Portfolio in liquidation and dissolution of the Brinson Strategic Fixed Income Portfolio. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE BRINSON STRATEGIC FIXED INCOME PORTFOLIO ONLY.)

        3. To transact such other business as may properly come before the meeting.

    The Trustees of the Brinson Trust have fixed the close of business on December 14, 2001 as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

                                 By order of the Board of Trustees,
                                 AMY R. DOBERMAN
                                 SECRETARY

New York, New York
January 18, 2002

     WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID RETURN ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                                                 January 6, 2002

  ACQUISITION OF THE ASSETS OF:    BY AND IN EXCHANGE FOR SHARES OF:
---------------------------------  ---------------------------------
Aggressive Growth Portfolio......  Growth Portfolio
Strategic Fixed Income             U.S. Government/High Grade
  Portfolio......................    Securities Portfolio

each a series of                   each a series of
Brinson Series Trust               Alliance Variable Products
  51 West 52nd Street                Series Fund, Inc.
  New York, New York 10019-6114      1345 Avenue of the Americas
  800-986-0088                       New York, New York 10105
                                     800-277-4618

    This Prospectus/Proxy Statement relates to the proposed acquisitions (each an "Acquisition" and, collectively, the "Acquisitions") of the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio") and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio") (each an "Acquired Portfolio" or a "Brinson Portfolio"), each a series of Brinson Series Trust ("Brinson Trust") by, respectively, the Growth Portfolio (the "Alliance Growth Portfolio), and the U.S. Government/High Grade Securities Portfolio (the "Alliance U.S./High Grade Portfolio") each a series of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund") (each an "Acquiring Portfolio" or an "Alliance Portfolio" and, collectively, together with the Brinson Portfolios, the "Portfolios"). The Acquisitions are to be effected through the transfer of all of the assets of each Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of common stock of that Acquiring Portfolio (the "Acquisition Shares") and the assumption by that Acquiring Portfolio of stated liabilities of the Acquired Portfolio. This will be followed by the distribution of the relevant Acquisition Shares to the shareholders of the Acquired Portfolio and the liquidation and dissolution of the Acquired Portfolio. As a result of the proposed transaction, each shareholder of an Acquired Portfolio will receive in exchange for his or her Acquired Portfolio shares a number of Acquisition Shares of the corresponding class equal in aggregate net asset value at the date of the exchange to the aggregate net asset value of the shareholder's Acquired Portfolio shares. This means that you may end up with a different number of shares than you originally held, but the total dollar value of your shares will not be affected by the Acquisition.

    Because shareholders of each Acquired Portfolio are being asked to approve transactions which will result in their receiving shares of the Acquiring

Portfolio, this Proxy Statement also serves as a Prospectus for the Acquisition Shares of each Acquiring Portfolio.

    The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus; any representation to the contrary is a criminal offense.

    The Alliance Fund is an open-end series management investment company organized as a Maryland corporation with principal executive offices at 1345 Avenue of the Americas, New York, New York 10105.

    The investment objective of each Acquiring Portfolio is as follows:

        1. Alliance Growth Portfolio's investment objective is to provide long-term growth of capital. Current income is incidental to the Alliance Growth Portfolio's objective.

        2. Alliance U.S./High Grade Portfolio's investment objective is high current income consistent with preservation of capital.

    This Prospectus/Proxy Statement explains concisely what you should know before investing in an Acquiring Portfolio. Please read it carefully and keep it for future reference.

    The following documents have been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and are incorporated into this Prospectus/Proxy Statement by reference:

    - the current Prospectus of the Brinson Trust, dated May 1, 2001 (the "Brinson Prospectus");

    - the current Class A Prospectus of the Alliance Fund, dated May 1, 2001 (the "Alliance Prospectus"); and

    - the Statement of Additional Information relating to this Prospectus/ Proxy Statement dated January 6, 2002 (the "Acquisition SAI").

    This Prospectus/Proxy Statement is accompanied by a copy of the Alliance Prospectus. For a free copy of the current Statement of Additional Information of the Alliance Fund, dated May 1, 2001 (the "Alliance SAI") or the Acquisition SAI, please call 800-277-4618 or write to the Alliance Fund at:

    Alliance Variable Products Series Fund, Inc.
    1345 Avenue of the Americas
    New York, New York 10105

    For a free copy of the Brinson Prospectus or the current Statement of Additional Information of the Brinson Trust dated May 1, 2001 (the "Brinson SAI"), please call 800-986-0088 or write to the Brinson Fund at:

    Brinson Series Trust
    51 West 52nd Street
    New York, New York 10019-6114

    You may lose money by investing in an Acquiring Portfolio. Either Acquiring Portfolio may not achieve its goals, and neither Acquiring Portfolio is intended as a complete investment program. An investment in an Acquiring Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    OVERVIEW

PROPOSED TRANSACTION

    Brinson Advisors, Inc. ("Brinson Advisors") serves as the investment adviser and administrator to the Brinson Aggressive Growth Portfolio and the Brinson Strategic Fixed Income Portfolio. Nicholas-Applegate Capital Management, L.P. ("Nicholas-Applegate") has served as the sub-adviser for the Brinson Aggressive Growth Portfolio since its inception in November 1993, currently pursuant to a sub-advisory contract dated April 19, 2001. Pacific Investment Management Company LLC ("PIMCO") has served as the sub-adviser for the Brinson Strategic Fixed Income Portfolio since October 1995, currently pursuant to a sub-advisory contract dated May 5, 2000. Brinson Advisors proposed the Acquisitions to the Trustees of the Brinson Trust at a meeting on November 14, 2001 because it believes that the relatively small size of each Acquired Portfolio makes it difficult to manage it efficiently and neither Acquired Portfolio is likely to achieve the asset growth needed to assure its economic viability in the near future. As a result, Brinson Advisors believes that continuing to operate each Acquired Portfolio as a stand-alone fund is no longer consistent with the best interests of each Acquired Portfolio's shareholders. In addition, Brinson Advisors believes that each Acquired Portfolio's shareholders would benefit from the proposed Acquisitions because each combined Portfolio would have a larger asset base to invest, which should provide greater opportunities for diversifying investments and realizing economies of scale. In addition, while there can be no assurance that the Acquisitions will result in savings in operating expenses to shareholders, each Acquisition is expected to result in lower aggregate operating expenses than those currently borne by the Acquired Portfolios.

    The Trustees of the Brinson Trust (the "Brinson Trustees") and the Directors of the Alliance Fund (the "Alliance Fund Directors") have approved the proposed Acquisitions on behalf of their respective Portfolios. Each Acquisition is proposed to be accomplished pursuant to an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of the relevant Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of stated liabilities of the Acquired Portfolio, followed by the liquidation and dissolution of the Acquired Portfolio.

    As a result of the proposed Acquisitions, each Acquired Portfolio will receive a number of Class A Acquisition Shares of the corresponding Acquiring Portfolio equal in aggregate net asset value to the aggregate net asset value of the Acquired Portfolio being transferred that is attributable to the Class H shares of the Acquired Portfolio. Following the transfer, (i) the Acquired Portfolio will distribute to each of its Class H shareholders a number of full and fractional Class A Acquisition Shares equal in aggregate net asset value at the date of the exchange to the aggregate net asset value of the shareholder's Class H Acquired Portfolio shares and (ii) the Acquired Portfolio will be liquidated and dissolved.

    Shares of both the Acquired and the Acquiring Portfolios are sold without a front-end sales charge and are not subject to a contingent deferred sales charge ("CDSC"). You will not be charged a front-end sales charge on the issuance of the Acquisition Shares, or a CDSC on Acquired Portfolio shares exchanged for Acquisition Shares. Neither Class A nor Class H shares pay 12b-1 fees.

    As described more fully below, the Brinson Trustees have approved, and recommend that shareholders of each Acquired Portfolio approve, each respective Acquisition. For more information about the factors considered by the Brinson Trustees, see "Proposals -- Background and Reasons for the Proposed Acquisitions."

OPERATING EXPENSES

    As the following tables suggest, each Acquisition should result in the relevant Acquired Portfolio shareholders experiencing lower portfolio expenses. These tables summarize the expenses for Class H shares for the Acquired Portfolios and Class A shares for the Acquiring Portfolios:

    - that each Acquired Portfolio incurred during its fiscal year ended December 31, 2000;

    - that each corresponding Acquiring Portfolio incurred during its fiscal year ended December 31, 2000; and

    - that each corresponding Acquiring Portfolio would have incurred during such fiscal year, giving effect on a PRO FORMA combined basis to the proposed Acquisition, as if the Acquisition had occurred as of the beginning of such fiscal year.

    The tables are provided to help you understand your share of the operating expenses that each Portfolio incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each Portfolio, and in each Acquiring Portfolio on a PRO FORMA basis, over the specified periods. By translating "Total Annual Fund Operating Expenses" into dollar amounts, these examples help you compare the costs of investing in a Portfolio, or in a particular class of shares, with the costs of investing in other mutual funds.

    Please note that neither the tables nor the examples reflect any charges or expenses that may be applicable to your insurance contract. If such charges or expenses were reflected, the costs shown would be higher.

ANNUAL FUND OPERATING EXPENSES

                                  EXPENSES AS OF     EXPENSES AS OF       PRO FORMA
                                     12/31/00           12/31/00          EXPENSES
                                ------------------   ---------------   ---------------
                                BRINSON AGGRESSIVE   ALLIANCE GROWTH   ALLIANCE GROWTH
                                 GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO
                                ------------------   ---------------   ---------------
ANNUAL FUND OPERATING EXPENSES       CLASS H             CLASS A           CLASS A
------------------------------  ------------------   ---------------   ---------------
Management Fees.............           0.80%              0.75%              0.75%
12b-1 Fees..................           0.00%              0.00%              0.00%
Other Expenses..............           0.62%              0.06%              0.06%
Total Annual Fund Operating
  Expenses..................           1.42%              0.81%              0.81%

EXAMPLE OF FUND EXPENSES:

    An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and redemption at the end of each time period:

                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                        --------   --------   --------   --------
Current Expenses
  Brinson Aggressive Growth Portfolio
    Class H...........................    $145       $449       $776      $1,702
  Alliance Growth Portfolio
    Class A...........................    $ 83       $259       $450      $1,002
Pro Forma Expenses
  Alliance Growth Portfolio
    Class A...........................    $ 83       $259       $450      $1,002

ANNUAL FUND OPERATING EXPENSES

                                 EXPENSES AS OF     EXPENSES AS OF       PRO FORMA
                                    12/31/00           12/31/00          EXPENSES
                                -----------------   ---------------   ---------------
                                BRINSON STRATEGIC      ALLIANCE          ALLIANCE
                                  FIXED INCOME      U.S./HIGH GRADE   U.S./HIGH GRADE
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO
                                -----------------   ---------------   ---------------
ANNUAL FUND OPERATING EXPENSES       CLASS H            CLASS A           CLASS A
------------------------------  -----------------   ---------------   ---------------
Management Fees..............         0.50%              0.60%              0.60%
12b-1 Fees...................         0.00%              0.00%              0.00%
Other Expenses...............         1.78%              0.35%              0.35%
Total Annual Fund Operating
  Expenses...................         2.28%              0.95%              0.95%

EXAMPLE OF FUND EXPENSES:

    An investment of $10,000 would incur the following expenses, assuming 5% annual return, constant expenses and redemption at the end of each time period:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       --------   --------   --------   --------
Current Expenses
  Brinson Strategic Fixed Income
    Portfolio
    Class H..........................    $231       $712      $1,220     $2,615
  Alliance U.S./High Grade Portfolio
    Class A..........................    $ 97       $303      $  525     $1,166
Pro Forma Expenses
  Alliance U.S./High Grade Portfolio
    Class A..........................    $ 97       $303      $  525     $1,166

FEDERAL INCOME TAX CONSEQUENCES

    As long as the contracts funded through the separate accounts of the insurance companies (the "Contracts") qualify as annuity contracts under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), the Acquisitions will not create any tax liability for owners of Contracts ("Contract Owners").

    For federal income tax purposes, both of the Acquisitions should be tax-free reorganizations. Accordingly, no gain or loss is expected to be recognized by any Acquired Portfolio or its shareholders as a result of either Acquisition, and the aggregate tax basis of the Acquisition Shares received by each Acquired Portfolio shareholder will be the same as the aggregate tax basis of the shareholder's Acquired Portfolio shares.

    For more information about the federal income tax consequences of the Acquisition, see "Information about the Acquisitions -- Federal Income Tax Consequences."

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    Each Acquired Portfolio's investment objective, while not identical to, is generally similar to, or at least compatible with, that of the corresponding Acquiring Portfolio. The investment objectives of each Acquired Portfolio and its corresponding Acquiring Portfolio, and certain differences in their restrictions, are summarized below. Comparisons of the Portfolios' average annual total returns are also provided. For a more detailed description of the investment strategies, policies and restrictions of each Acquiring Portfolio, please see the Alliance Prospectus. For a more detailed description of the investment strategies, policies, and restrictions of each Acquired Portfolio, please see the Brinson Prospectus. For information concerning the risks associated with investments in the various Portfolios, see "Risk Factors," below.

BRINSON AGGRESSIVE GROWTH PORTFOLIO VS. ALLIANCE GROWTH PORTFOLIO

    The Brinson Aggressive Growth Portfolio and the Alliance Growth Portfolio have similar investment objectives. The Alliance Growth Portfolio's investment objective is to provide long-term growth of capital. Current income is only an incidental consideration. The Brinson Aggressive Growth Portfolio's investment objective is to maximize long-term capital appreciation.

    The Alliance Growth Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. Similarly, the Brinson Aggressive Growth Portfolio invests primarily in the common stocks of U.S. companies that its sub-advisor expects to grow faster than the average rate of companies in the S&P 500 Index. The Alliance Growth Portfolio emphasizes investments in large- and mid-cap companies, while the Brinson Aggressive Growth Portfolio has the flexibility to invest in companies of any size, including small-cap companies. In general, however, the Brinson Aggressive Growth Portfolio invests the majority of its assets in mid-cap companies.

    The Brinson Aggressive Growth Portfolio may also invest in U.S. dollar denominated securities of foreign issuers, as well as bonds and derivatives. The Alliance Growth Portfolio may invest up to 25% of its total assets in lower-rated fixed income securities and convertible bonds and up to 15% of its total assets in foreign securities. The Alliance Growth Portfolio generally will not invest in securities rated at the time of purchase below Caa- by Moody's or CCC-by S&P or Fitch or in securities judged by Alliance Capital to be of comparable investment quality. From time to time, however, the Alliance

Growth Portfolio may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch), or securities of comparable quality if there are prospects for an upgrade or a favorable conversion into equity securities.

    The average annual total return for the Brinson Aggressive Growth Portfolio and the Alliance Growth Portfolio for certain periods is set forth in the chart below.

                     AVERAGE ANNUAL TOTAL RETURN COMPARISON
                                 AS OF 6/30/01*

                                                                                SINCE
                                     1 YEAR       5 YEARS       10 YEARS      9/15/94**
                                    --------      --------      --------      ---------
Brinson Aggressive Growth
  Portfolio.......................   (16.63)%      11.86%         N/A           12.97%
Alliance Growth Portfolio.........   (28.97)%      12.52%         N/A           16.83%

------------------------

* Performance shown is for Class H shares of the Brinson Aggressive Growth Portfolio and Class A shares of the Alliance Growth Portfolio and does not reflect any insurance account related charges or expenses. For further information about the Alliance Growth Portfolio's performance, including information about waivers/reimbursements affecting that Portfolio's performance, see the Alliance Prospectus.

** The commencement of operations of the Alliance Growth Portfolio; total return for the Brinson Aggressive Growth Portfolio since its actual inception date (11/2/93) is 11.58%.

BRINSON STRATEGIC FIXED INCOME PORTFOLIO VS. ALLIANCE U.S./HIGH GRADE PORTFOLIO

    The Brinson Strategic Fixed Income Portfolio's investment objective, although not identical to, is generally compatible with that of the Alliance U.S./High Grade Portfolio. The Brinson Strategic Fixed Income Portfolio's investment objective is total return with low volatility, while the Alliance U.S./ High Grade Portfolio's investment objective is high current income consistent with preservation of capital.

    The Alliance U.S./High Grade Portfolio invests primarily in U.S. government securities (including those backed by mortgages), repurchase agreements and forward contracts relating to U.S. government securities and other debt securities (including mortgage- and asset-backed securities of private issuers) that are, at the time of the purchase, rated within one of the three highest grades assigned by S&P or Moody's or determined by Alliance Capital to be of comparable quality.

    The Brinson Strategic Fixed Income Portfolio invests primarily in mortgage- and asset-backed securities of both government and private issuers, investment grade corporate bonds, U.S. and foreign government bonds and money market instruments. The Brinson Strategic Fixed Income Portfolio invests in bonds with varying maturities, and normally limits its overall portfolio duration to between 3 and 8 years.

    Brinson Advisors believes that the Alliance U.S./High Grade Portfolio should provide a comparable investment opportunity for shareholders of the Brinson Strategic Fixed Income Portfolio, although it should be noted that the Alliance U.S./High Grade Portfolio generally is limited to more conservative investments than the Brinson Strategic Fixed Income Portfolio. In this regard, shareholders should note the following:

    - The Alliance U.S./High Grade Portfolio does not have the ability to invest in securities issued by foreign governments. Although the Brinson Strategic Fixed Income Portfolio has the ability to do so, less than 5% of its net assets were exposed to this sector during the years 2000-2001.

    - Although the Brinson Strategic Fixed Income Portfolio does not have a fundamental investment policy as to the minimum invested in U.S. government securities, during the years 2000-2001 it generally invested more than 50% of its net assets in such sector.

    - The Alliance U.S./High Grade Portfolio is not permitted to invest in high yield bonds. Although permitted to invest up to 20% of its total assets in securities that are not investment grade but are rated at least B by S&P or Moody's, the Brinson Strategic Fixed Income Portfolio has generally invested less than 10% of its total assets in such securities in recent years.

    The average annual total return for the Brinson Strategic Fixed Income Portfolio and the Alliance U.S./High Grade Portfolio for certain periods is set forth in the chart below.

                     AVERAGE ANNUAL TOTAL RETURN COMPARISON
                                 AS OF 6/30/01*

                                                                      SINCE
                                               1 YEAR    5 YEARS    9/17/92**
                                              --------   --------   ---------
Brinson Strategic Fixed Income Portfolio....    9.89%      7.30%      6.57%
Alliance U.S./High Grade Securities
  Portfolio.................................   10.40%      6.79%      5.97%

------------------------

* Performance shown is for Class H shares of the Brinson Strategic Fixed Income Portfolio and Class A shares of the Alliance U.S./High Grade Portfolio and does not reflect any insurance account related charges or expenses. For further information about the Alliance U.S./High Grade Portfolio's performance, including information about waivers/reimbursements affecting that Portfolio's performance, see the Alliance Prospectus.

** The commencement of operations of the Alliance U.S./High Grade Securities Portfolio; total return for the Brinson Strategic Fixed Income Portfolio since its actual inception date (7/5/89) is 7.46%.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE AND REDEMPTION PROCEDURES

    Each of the Portfolios declares and pays dividends and net realized capital gains at least annually. Both the Brinson Trust and the Alliance Fund make income and capital gains distributions in shares of each Portfolio. It is expected that, shortly prior to the closing date of each Agreement and Plan of Acquisition and Termination (the "Closing Date"), each of the Acquired Portfolios will declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed.

    The Acquired Portfolios and the Acquiring Portfolios have substantially the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Each day on which a Portfolio's net asset value is calculated, the Accounts transmit to that Portfolio any orders to purchase or redeem shares of that Portfolio based upon the purchase payments, redemption (surrender) requests and transfer requests from Contract Owners which are priced as of that day. The Portfolios may also suspend redemptions, if permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), for any period during which the New York Stock Exchange ("NYSE") is closed or during which trading is restricted by the SEC for the protection of a Portfolio's shareholders. Each Account purchases Class H shares of a Brinson Portfolio or Class A shares of an Alliance Portfolio, as applicable. Class H and Class A shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

    See the Alliance Prospectus, the Alliance SAI, the Brinson Prospectus and the Brinson SAI for further information.

INVESTMENT ADVISORS

    Brinson Advisors is the investment advisor and administrator for each of the Brinson Portfolios. Nicholas-Applegate is the sub-advisor for the Brinson Aggressive Growth Portfolio and PIMCO is the sub-advisor for the Brinson Strategic Fixed Income Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") is the investment adviser of each of the Alliance Portfolios.

                           SUMMARY OF PRINCIPAL RISKS

    Certain risks associated with an investment in the Portfolios are summarized below. In general, the risks of an investment in an Acquiring Portfolio are substantially similar to, or at least compatible with, the risks of an investment in the corresponding Acquired Portfolio. More detailed descriptions of the risks associated with an investment in an Acquiring Portfolio can be found in the Alliance Prospectus and the Alliance SAI. The value of your investment in an Acquiring Portfolio will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Portfolio's investments as a whole. A chart summarizing which Portfolios are particularly subject to each risk is set forth at the end of this section. Each of the Acquiring Portfolios could be subject to additional principal risks because the types of investments made by each Portfolio can change over time.

    MARKET RISK   This is the risk that the value of a Portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer term periods. Each of the Portfolios is subject to this risk.

    INTEREST RATE RISK   This is the risk that changes in interest rates will
affect the value of a Portfolio's investments in debt securities, such as bonds, notes, and asset-backed securities, or other income-producing securities. Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates. Interest rate risk is particularly applicable to Portfolios that invest in fixed-income securities. Increases in interest rates may cause the value of a Portfolio's investments in such securities to decline.

    Even Portfolios that invest a substantial portion of their assets in the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk. Interest rate risk is, however, generally greater for those Portfolios that invest a significant portion of their assets in lower rated securities or comparable unrated securities. Interest rate risk is also generally greater for Portfolios that invest in debt securities with longer maturities. Such risk may also be greater for the Portfolios that invest a substantial portion of their assets in mortgage-related or other asset-backed securities. The value of these securities is affected more by changes in interest rates because when interest rates rise, the maturities of these types of securities tend to lengthen, causing the value of the securities to decrease more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because the Portfolios must reinvest their assets in debt securities with lower interest rates. Each of the Portfolios is subject to this risk.

    CREDIT RISK   This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. High-yield, high-risk debt securities and similar unrated securities have speculative elements and are predominately speculative credit risks. Each of the Portfolios is subject to this risk.

    CAPITALIZATION RISK   This is the risk of investments in small- to mid-
capitalization companies. Investments in small-to-mid-cap companies may be more volatile than investments in large-cap companies. In addition, the Alliance Growth Portfolio's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources. The Brinson Agressive Growth Portfolio is also subject to this risk.

    FOREIGN RISK   This is the risk of investing in issuers located in foreign countries. All Portfolios that invest in foreign securities are subject to this risk. A Portfolio's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are not usually subject to the same degree of regulation as are U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect a Portfolio's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment. The Alliance Growth Portfolio and each Brinson Portfolio are subject to this risk.

    CURRENCY RISK   This is the risk that fluctuations in the exchange rates
between the U.S. dollar and foreign currencies may negatively affect the value of a Portfolio's investments. Portfolios with foreign currency denominated investments are subject to this risk. The Alliance Growth Portfolio and each Brinson Portfolio are subject to this risk.

    DERIVATIVES RISK   The Alliance U.S./High Grade Portfolio may use
derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Alliance U.S./High Grade Portfolio will sometimes use derivatives as part of a strategy designed to reduce other risks. Generally, however, the Portfolios use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risks than if used solely for hedging purposes. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying assets, rates or indices. Each Brinson Portfolio is also subject to this risk.

    MANAGEMENT RISK   Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance Capital will apply its investment techniques and risk analyses in making investment decisions for the Alliance Portfolios, but there can be no guarantee that its decisions will produce the desired results. In some cases, the use of derivatives and other investment techniques may be unavailable or Alliance Capital may determine not to use them, possibly even under market conditions where their use could benefit an Alliance Portfolio.

CHART OF PRINCIPAL RISKS BY PORTFOLIO

    The following chart summarizes the principal risks of each Alliance Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times.

                              INTEREST
                                RATE      CREDIT     MARKET    CAPITALIZATION   FOREIGN    CURRENCY    DERIVATIVES    MANAGEMENT
PORTFOLIO                       RISK       RISK       RISK          RISK          RISK       RISK         RISK           RISK
---------                     --------   --------   --------   --------------   --------   ---------   -----------   ------------
US Government/High Grade
  Securities Portfolio......     X          X          X                                                    X             X
Growth Portfolio............     X          X          X             X             X           X                          X

                        SPECIAL MEETING OF SHAREHOLDERS

    This Prospectus/Proxy Statement is being furnished in connection with a Special Meeting of Shareholders of each Acquired Portfolio to be held on February 25, 2002 or at such later time as may be made necessary by adjournment (the "Meeting") and the solicitation of proxies by and on behalf of the shareholders of the Acquired Portfolios for use at the Meeting. The Meeting is being held to consider the proposed Acquisition of each Acquired Portfolio by the corresponding Acquiring Portfolio by the transfer of all of the Acquired Portfolio's assets and its stated liabilities to the Acquiring Portfolio (Proposals 1 and 2). This Prospectus/Proxy Statement and the enclosed form of proxy are initially being mailed to shareholders on or about January 18, 2002.

    The Brinson Trustees know of no matters to be brought before the Meeting other than those set forth herein. If, however, any other matters properly come before the Meeting, it is the Brinson Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

    If an Acquisition is not approved by shareholders at the Meeting, the applicable Acquired Portfolio will continue to operate as a series of Brinson Trust and the Brinson Trustees will then consider other options and alternatives for the future of such Acquired Portfolio, including the liquidation of the Acquired Portfolio or the resubmission of the proposal for shareholder approval.

                                 THE PROPOSALS

APPROVAL OF AGREEMENT AND PLAN OF ACQUISITION AND TERMINATION

    The shareholders of the Brinson Aggressive Growth Portfolio are being asked to approve an Acquisition of the Brinson Aggressive Growth Portfolio by the Alliance Growth Portfolio (Proposal 1) and the shareholders of the Brinson Strategic Fixed Income Portfolio are being asked to approve an Acquisition of the Brinson Strategic Fixed Income Portfolio by the Alliance U.S./High Grade Portfolio (Proposal 2). Each Acquisition is proposed to take place pursuant to an Agreement and Plan of Acquisition and Termination between the Acquired Portfolio and the Acquiring Portfolio (the "Agreements"), each of which is in the form attached to this Prospectus/Proxy Statement as Appendix A.

    Each Agreement provides, among other things, for the transfer of all of the assets of the relevant Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for (i) the issuance to the Acquired Portfolio of Class A Acquisition Shares, the number of which will be calculated by dividing the value of the net assets attributable to the Class H shares of the Acquired

Portfolio acquired by the Acquiring Portfolio by the net asset value per Class A share of the relevant Acquiring Portfolio, and (ii) the assumption by the relevant Acquiring Portfolio of all of the stated liabilities of the Acquired Portfolio, all as more fully described below under "Information About the Acquisitions."

    After receipt of the Acquisition Shares, each Acquired Portfolio will cause the Class A Acquisition Shares to be distributed to its Class H shareholders in termination of the Acquired Portfolio. Each shareholder of an Acquired Portfolio will receive a number of full and fractional Class A Acquisition Shares equal in value, as of Closing Date, to the aggregate value of the shareholder's Class H Acquired Portfolio shares.

TRUSTEES' RECOMMENDATIONS

    The Brinson Trustees have voted unanimously to approve each Acquisition and to recommend that respective shareholders of each Acquired Portfolio also approve the Acquisition.

REQUIRED SHAREHOLDER VOTE

    Approval of each Acquisition requires the approval of a "majority of the outstanding voting securities" of the Portfolio, which, as defined in the 1940 Act, means the lesser of (A) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (B) more than 50% of the outstanding shares of the Portfolio.

BACKGROUND AND REASONS FOR THE PROPOSED ACQUISITIONS

    The Brinson Trustees, including all of the Brinson Trustees who are not "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Brinson Portfolios (the "Independent Trustees"), have unanimously determined that each Acquisition would be in the best interests of the respective Acquired Portfolio's shareholders, and that the interests of each Acquired Portfolio's shareholders would not be diluted as a result of effecting its Acquisition. At a meeting held on November 14, 2001, the Brinson Trustees unanimously approved each proposed Acquisition and recommended submission to shareholders. In determining whether to approve each Acquisition and to recommend its approval to shareholders, the Brinson Trustees, including the Independent Trustees, considered the potential impact of the Acquisitions on Brinson Trust shareholders and a variety of factors related thereto, including among others:
1) the expertise, resources and historical performance of Alliance Capital;
2) the viability of, and expense involved in operating, each Acquired Portfolio on a stand-alone basis; 3) the terms and conditions of the

Agreements and Plans of Acquisition and Termination, including provisions intended to prevent any dilution of shareholder interests; 4) the compatibility of the investment objectives, policies and limitations of each Acquired Portfolio with those of the corresponding Acquiring Portfolio; 5) the historical and projected operating expenses of the Acquired Portfolios and the Acquiring Portfolios; 6) the historical performance of the Acquired Portfolios and the Acquiring Portfolios; 7) the fact that Brinson will bear all of the expenses associated with the Acquisitions; 8) any direct or indirect costs to be incurred by the Acquired Portfolios or Acquiring Portfolios as a result of each Acquisition; 9) the tax consequences of each Acquisition; and 10) possible alternatives to the Acquisitions.

    In reaching the decision to recommend approval of each Acquisition, the Brinson Trustees concluded that each Acquisition is in the best interests of the relevant Acquired Portfolio and its respective shareholders. The principal reasons why the Brinson Trustees recommend each Acquisition are as follows:

    (i) SUSTAINABLE DECREASES IN OVERALL EXPENSES. The Acquisitions are expected to result in aggregate operating expenses that would be lower than those expected to be borne by the Acquired Portfolios, as described more fully in the Overview under "Operating Expenses." Of course, there can be no assurance that the Acquisitions will result in savings in operating expenses to shareholders.

    (ii) COMPATIBILITY OF INVESTMENT OBJECTIVES AND POLICIES. The investment objective, policies, and restrictions of each Acquiring Portfolio are generally similar to, or at least compatible with, those of each corresponding Acquired Portfolio. Although the investment objectives and policies of certain of the Acquired Portfolios are different from those of the corresponding Acquiring Portfolios (as described above in "Comparison of Investment Objectives, Policies and Restrictions"), because of the general similarity between, or at least compatibility with, the broader goals of each Acquiring Portfolio and those of its respective Acquired Portfolio, the Brinson Trustees believe that an investment in shares of each Acquiring Portfolio will provide Acquired Portfolio shareholders with an investment opportunity comparable to that currently afforded by the corresponding Acquired Portfolio.

                       INFORMATION ABOUT THE ACQUISITIONS

AGREEMENT AND PLAN OF ACQUISITION AND TERMINATION

    Each proposed Agreement and Plan of Acquisition and Termination provides that the relevant Acquiring Portfolio will acquire all of the assets of the corresponding Acquired Portfolio in exchange for the issuance of Class A Acquisition Shares and for the assumption by the Acquiring Portfolio of the stated liabilities of the Acquired Portfolio, all as of the Effective Time (defined in each Agreement to be 4:00 p.m. on the Closing Date). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/ Proxy Statement.

    At the Effective Time, each Acquired Portfolio will sell all of its assets to the corresponding Acquiring Portfolio, and, in exchange, the Acquiring Portfolio will assume the stated liabilities of the Acquired Portfolio and deliver to the Acquired Portfolio a number of full and fractional Class A Acquisition Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Portfolio attributable to its Class H shares, less the value of the liabilities of the Acquired Portfolio assumed by the Acquiring Portfolio attributable to the Class H shares of the Acquired Portfolio.

    At or as soon as reasonably practical after the Effective Time, each Acquired Portfolio will terminate by transferring to its shareholders of record as of the Effective Time the full and fractional Acquisition Shares received by the Acquired Portfolio, with Class A Acquisition Shares being distributed to holders of Class H shares of the Acquired Portfolio. As a result of the proposed transaction, each holder of Class H shares of the Acquired Portfolio will receive a number of Class A Acquisition Shares equal in aggregate net asset value at the Effective Time to the aggregate net asset value of the Class H shares of the Acquired Portfolio held by the shareholder. Each Acquiring Portfolio shall record on its books the ownership by the corresponding Acquired Portfolio's shareholders of the Class A Acquisition Shares, and the Acquired Portfolio shall simultaneously redeem and cancel on its books all of its issued and outstanding Class H shares.

    The consummation of each Acquisition is subject to the conditions set forth in the Agreement, any of which may be waived by the party entitled to its protections, except for the condition requiring shareholder approval of the Agreement. The Agreement may be terminated and the Acquisition abandoned at any time, before or after approval by the shareholders of the Acquired Portfolio but prior to the Effective Time, by a majority of either the Alliance Fund Directors or the Brinson Trustees if (i) any of the Alliance or Brinson Portfolio's conditions precedent as set forth in the Agreement has not been fulfilled or
(ii) the Alliance Fund Directors or the Brinson Trustees determine that the consummation of the Acquisition is not in the best interests of the Alliance or Brinson Portfolio or its shareholders and gives notice of such termination to the other party.

    All expenses incurred in connection with the Agreement, and all transactions contemplated thereby, will be borne by Brinson Advisors. Notwithstanding the foregoing, expenses will, in any event, be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Code. Neither Brinson Advisors nor the Brinson Trust is currently aware of any such expenses and neither Brinson Advisors nor the Brinson Trust believe that any will be incurred in connection with the Acquisitions.

INDEMNIFICATION OF ACQUIRING FUNDS

    In connection with the Acquisitions, Brinson Advisors has agreed to indemnify each Acquiring Fund and its affiliates from and against losses which it may suffer as a result of any liabilities of the respective Acquired Fund, whether absolute, accrued, contingent or otherwise, and to reimburse such Acquiring Fund and its affiliates for any reasonable legal or other costs and expenses incurred by it or its affiliates in connection with discharging, investigating or defending against any such liability.

DESCRIPTION OF THE ACQUISITION SHARES

    Full and fractional Acquisition Shares will be issued to each Acquired Portfolio's shareholders in accordance with the procedure under the Agreement as described above. The Acquisition Shares are Class A shares of the Acquiring Portfolio, which have characteristics substantially similar to those of the Class H shares of each Acquired Portfolio. Class H and Class A shares are purchased at net asset value.

    Each of the Acquisition Shares will be fully paid and nonassessable by the Acquiring Portfolio when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

    See the Alliance Prospectus for more information about the characteristics of Class A shares of the Acquiring Portfolios.

ORGANIZATION

    The following is a summary of the major differences between the governing documents and laws applicable to each of the Acquiring Funds and the Acquired Funds.

    The Brinson Trust is organized as a Massachusetts business trust and the Alliance Fund is organized as a Maryland corporation. Except as otherwise noted below, the provisions of Maryland law, the Articles of Incorporation (the "Alliance Articles") and the Bylaws (the "Alliance Bylaws") of the Alliance Fund are substantially similar to those of Massachusetts law, the Declaration of Trust (the "Brinson Declaration of Trust") and the Bylaws (the "Brinson Bylaws") of the Brinson Trust. All of the Acquiring Portfolios and the Acquired Portfolios are subject to registration and regulation under the 1940 Act.

MEETINGS OF SHAREHOLDERS

    The Brinson Declaration of Trust gives the Brinson Trustees and shareholders holding at least 10% of the shares then outstanding the right to call (or cause to be called) a special meeting of shareholders. By contrast, the Alliance Bylaws enable a special meeting of the shareholders to be called by the chairman of the board, the president, the Board of Directors, or upon the written request of shareholders entitled to cast 25% of the votes at such special meeting, by the secretary.

QUORUMS

    The Brinson Declaration of Trust provides that a majority of shares entitled to vote constitutes a quorum at a shareholders' meeting. The Alliance Articles provide that one-third of the shares entitled to vote constitutes a quorum at shareholder meetings. Unlike the Brinson Declaration of Trust, which provide that a majority of Trustees constitutes a quorum for a meeting of Trustees, the Alliance Bylaws provide that one-third of the Directors (but no fewer than two) constitutes a quorum for a meeting of Directors.

NUMBER OF DIRECTORS

    The Brinson Declaration of Trust provides for a minimum of one and a maximum of 15 Trustees. The Alliance Articles provide that the number of Directors shall initially be one and may be increased or decreased by a majority of the entire board of directors, but shall not be greater than 20.

REMOVAL OF TRUSTEES OR DIRECTORS

    The Brinson Declaration of Trust provides that a Trustee may be removed
(i) with or without cause at any time by written instrument signed by at least two-thirds of the Trustees, or (ii) at any special meeting of shareholders of the Brinson Trust by a vote of at least two-thirds of the outstanding shares. Pursuant to Maryland law and the Alliance Bylaws, any Director may be removed with or without cause at any meeting of shareholders at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast.

INDEMNIFICATION OF TRUSTEES, DIRECTORS AND OFFICERS

    The Brinson Declaration of Trust provides that every person who is or has been a Trustee or an officer shall be indemnified to the fullest extent permitted by Massachusetts law against all liabilities and against all expenses reasonably incurred in connection with any indemnifiable claim. However, no indemnification is provided (i) to any person who is adjudicated by a court (a) to be liable to the Brinson Trust by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties, or (b) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Brinson Trust, or (ii) in the event of a settlement, unless there is a determination that the Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (a) by the court approving the settlement, (b) by a majority of the disinterested Trustees, or (c) by written opinion of independent legal counsel.

    Similarly, the Alliance Articles indemnify current and former directors and officers and those persons who, at the Alliance Fund's request serve or have served another organization as a director or officer to the maximum extent permitted under Maryland law. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or
(b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director's official capacity (a "Personal Liability").

    Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the director's expenses in cases involving Corporate Liability or Personal Liability.

    The Brinson Declaration of Trust provides that indemnification expenses may be paid in advance only if (i) there is an undertaking to repay the advance and appropriate security for such undertaking is given, (ii) the relevant Portfolio is insured against losses arising from any such advance payments, or
(iii) either a majority of the disinterested Trustees, or independent legal counsel, in a written opinion, determines that there is reason to believe that the indemnified persons will be found to be entitled to indemnification. Under Maryland law, indemnification expenses may be paid in advance of the final disposition if a director provides (i) a written affirmation of his good faith belief that the standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the amount if it is determined that the standard of conduct has not been met. This undertaking need not be secured.

PERSONAL LIABILITY

    Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Brinson Declaration of Trust disclaims shareholder liability for acts or obligations of the Brinson Trust and requires that notice of such disclaimer be given in each agreement, undertaking, or obligation entered into or executed by the Brinson Trust, the Acquired Portfolios or the Brinson Trustees. The Brinson Declaration of Trust provides for indemnification out of Acquired Portfolio property for all loss and expense of any shareholder held personally liable for the obligations of the Acquired Portfolio. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Acquired Portfolio would be unable to meet its obligations. The likelihood of such a circumstance is considered remote. Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation.

TERMINATION

    The Brinson Declaration of Trust provides that the Brinson Trust or any series thereof may be terminated by a "majority of the outstanding voting securities" (which, as defined in the 1940 Act, means the lesser of (A) 67% or more of the shares of the portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (B) more than 50% of the outstanding shares of the portfolio) of the series or the Trust, or by the Trustees without obtaining a "majority of the outstanding voting securities" if a majority of the Trustees makes a determination that the continuation of a Series or the Trust is not in the best interests of such Series or Trust or their respective shareholders. Under Maryland law, a corporation may be dissolved by vote of the majority of the Directors.

AMENDMENTS

    The Brinson Declaration of Trust may be amended by a majority of the Brinson Trustees, as long as the amendment does not adversely affect the rights of any shareholder. If an Amendment adversely affects the rights of shareholders, it may be adopted by a majority of the Brinson Trustees when authorized to do so by a "majority of the outstanding voting securities." The Brinson Bylaws may be amended by a majority of the Brinson Trustees. The Alliance Articles may be amended by a vote of two-thirds of all the votes entitled to be cast by the shareholders. The Alliance Bylaws may only be amended by the Alliance Fund Directors.

FEDERAL INCOME TAX CONSEQUENCES

    As long as the Contracts funded through the separate accounts of the insurance company shareholders qualify as annuity contracts under Section 72 of the Internal Revenue Code, the Acquisitions will not create any tax liability for Contract Owners.

    Each Acquired Portfolio and each Acquiring Portfolio will receive an opinion from Ropes & Gray, special counsel to the Alliance Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the Acquisition should constitute a "reorganization" within the meaning of Section 368(a) of the Code and that the Acquiring Portfolio and the Acquired Portfolio should each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) under Section 354 of the Code, no gain or loss should be recognized by shareholders of Acquired Portfolio on the distribution of Acquisition Shares (including any fractional shares to which the shareholders may be entitled) to them in exchange for their shares of Acquired Portfolio; (iii) under
Section 361 of the Code, neither the Acquired Portfolio nor the Acquiring Portfolio should recognize any gain or loss upon the transfer of all of the Assets to the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Liabilities pursuant to the Plan or upon the distribution of shares of the Acquiring

Portfolio to shareholders of the Acquired Portfolio in exchange for their respective shares of the Acquired Portfolio; (iv) under Section 358 of the Code, the aggregate tax basis of the Acquisition Shares that the Acquired Portfolio's shareholders receive in exchange for their Acquired Portfolio shares should be the same as the aggregate tax basis of the Acquired Portfolio shares exchanged;
(v) under Section 1223(1) of the Code, an Acquired Portfolio's shareholder's holding period for the Acquisition Shares received pursuant to the Plan should be determined by including the holding period for the Acquired Portfolio shares exchanged for the Acquisition Shares, provided that the shareholder held the Acquired Portfolio shares as a capital asset; (vi) under Section 1032 of the Code, no gain or loss should be recognized by the Acquiring Portfolio as a result of the reorganization; (vii) under Section 362(b) of the Code, the Acquiring Portfolio's tax basis in the Assets that the Acquiring Portfolio receives from the Acquired Portfolio should be the same as the Acquired Portfolio's tax basis in such Assets; (viii) under Section 1223(2) of the Code, the Acquiring Portfolio's holding period in such Assets should include the Acquired Portfolio's holding period in such Assets; and (ix) under Section 381 of the Code, the Acquiring Portfolio should succeed to the capital loss carryovers of the Acquired Portfolio, if any, but the use by the Acquiring Portfolio of any such capital loss carryovers (and of capital loss carryovers of the Acquiring Portfolio) may be subject to limitation under Sections 383 and 384 of the Code. The opinion will be based on certain factual certifications made by officers of Brinson Advisors and Alliance Capital and will also be based on customary assumptions and qualifications.

    A substantial portion of the assets of each Acquired Portfolio has been or will be sold in connection with the Acquisitions of those Portfolios into the respective Acquiring Portfolios. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the selling Portfolio's basis in such assets. Any capital gains recognized in these sales will be distributed to the selling Portfolio's shareholders (but not Contract Owners) as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders (but not to the Contract Owners).

    For all of the Acquisitions, prior to the Exchange Date, the Acquired Portfolio will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

    The foregoing description of the federal income tax consequences of the Acquisitions is made without regard to the particular circumstances of any shareholder. Shareholders are therefore urged to consult their tax advisers as to the specific consequences to them of the Acquisitions, including the applicability and effect of state, local, foreign and other taxes.

CAPITALIZATION

    The following tables show the capitalization of each Acquired Portfolio and each Acquiring Portfolio as of November 30, 2001 and of each Acquiring Portfolio on a PRO FORMA basis as of that date, giving effect to the proposed acquisition by the Acquiring Portfolio of the assets and stated liabilities of the corresponding Acquired Portfolio at net asset value:

                             CAPITALIZATION TABLES
                                    11/30/01
                                  (UNAUDITED)

                                     BRINSON AGGRESSIVE   ALLIANCE GROWTH   PRO FORMA
                                      GROWTH PORTFOLIO       PORTFOLIO       COMBINED
                                     ------------------   ---------------   ----------
                                          CLASS H             CLASS A        CLASS A
                                     ------------------   ---------------   ----------
Net assets (000's omitted).........        $5,352             225,880        231,232
Shares outstanding (000's
  omitted).........................         1,082              13,771         14,097
Net asset value per share ($)......        $ 4.95               16.40          16.40

                                                             ALLIANCE U.S./
                                         BRINSON STRATEGIC        HIGH
                                           FIXED INCOME          GRADE        PRO FORMA
                                             PORTFOLIO         PORTFOLIO       COMBINED
                                         -----------------   --------------   ----------
                                              CLASS H           CLASS A        CLASS A
                                         -----------------   --------------   ----------
Net assets (000's omitted).............       $2,772             103,096       105,868
Shares outstanding (000's omitted).....          254               8,536         8,765
Net asset value per share ($)..........       $10.90               12.08         12.08

                               VOTING INFORMATION

RECORD DATE, QUORUM AND METHOD OF TABULATION

    Shareholders of record of each Acquired Portfolio at the close of business on December 14, 2001 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of a majority of the shares of each Acquired Portfolio outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Shareholders of each respective Acquired Portfolio will vote only on the approval or disapproval of that Portfolio's Acquisition.

    Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Brinson Trustees as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of each Proposal for purposes of determining whether sufficient affirmative votes have been cast. Proxies with respect to which an Account has not received instructions will be voted for, voted against, or withheld from voting on each proposal in the same proportion as the other outstanding shares of the same Portfolio held by such Account are voted. The tellers will count broker non-votes as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Acquisition.

SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP

    As of the Record Date, as shown on the books of each Acquired Portfolio and each Acquiring Portfolio, there were issued and outstanding the following number of shares of beneficial interest of Class H of each Acquired Portfolio and Class A of each Acquiring Portfolio.

BRINSON SERIES TRUST                                      CLASS H
--------------------                                   --------------
Brinson Aggressive Growth Portfolio..................    1,036,942.86
Brinson Strategic Fixed Income Portfolio.............      253,740.66

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.              CLASS A
--------------------------------------------           --------------
Alliance Growth Portfolio............................  13,954,517.999
Alliance U.S./High Grade Securities Portfolio........   8,555,598.634

    As of the Record Date, trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of each Brinson Portfolio and directors and officers owned in the aggregate less than of 1% of the outstanding shares of any class of each Alliance Portfolio. To the knowledge of the

Brinson Trust's management, as of the Record Date, there were no Contract Owners with the ability to provide voting instructions with respect to more than 5% of a class of an Acquired Portfolio's shares. To the knowledge of the Alliance Fund's Management, as of the Record Date, there were no Contract Owners with the ability to give voting instructions with respect to more than 5% of a class of an Acquiring Portfolio's shares. However, the proportionate voting by the insurance companies of shares for which no voting instruction cards are returned may result in certain Contract Owners' instructions affecting the vote of 5% or more of the outstanding shares of a class. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. Brinson Advisors and the following insurance company separate accounts are shown on the Brinson Trust's records as owning 5% or more of a class of a Brinson Portfolio's shares as of the Record Date:

PORTFOLIO                      PERCENTAGE OWNED         SHAREHOLDER
---------                      ----------------   -----------------------
BRINSON AGGRESSIVE GROWTH
PORTFOLIO
--Class H Shares.............         100%        PaineWebber Life
                                                  Insurance Company
                                                  1285 Avenue of the
                                                  Americas
                                                  New York, New York
                                                  10019
BRINSON STRATEGIC FIXED
INCOME PORTFOLIO
--Class H Shares.............       40.81%        PaineWebber Life
                                                  Insurance Company
                                    54.54%        American Republic
                                                  Insurance Company
ALLIANCE GROWTH PORTFOLIO
--Class A Shares.............          81%        AIG Life Insurance
                                                  Company
                                                  One ALICO Plaza
                                                  600 N. King Street
                                                  Wilmington, DE 19801
                                       13%        American International
                                                  Life Assurance
                                                  Company of New York
                                                  (American International
                                                  Life) 80 Pine Street,
                                                  New York, NY 10005

PORTFOLIO                      PERCENTAGE OWNED         SHAREHOLDER
---------                      ----------------   -----------------------
ALLIANCE U.S. GOVERNMENT/HIGH
GRADE SECURITIES PORTFOLIO
--Class A Shares.............          89%        AIG Life Insurance
                                                  Company
                                        9%        American International
                                                  Life

    The following PRO FORMA table shows the insurance company separate accounts that will own 5% or more of a class of an Acquiring Portfolio's shares giving effect to the proposed acquisition by the Acquiring Portfolio of the assets and stated liabilities of the corresponding Acquired Portfolio at net asset value.

                                  PRO FORMA
PORTFOLIO                      PERCENTAGE OWNED         SHAREHOLDER
---------                      ----------------   -----------------------
ALLIANCE GROWTH PORTFOLIO
--Class A Shares.............          80%        AIG Life Insurance
                                                  Company
                                       13%        American International
                                                  Life
ALLIANCE U.S. GOVERNMENT/HIGH
GRADE SECURITIES PORTFOLIO
--Class A Shares.............          86%        AIG Life Insurance
                                                  Company
                                        9%        American International
                                                  Life

CONTRACT OWNER INSTRUCTIONS

    Each Contract Owner is entitled to instruct his or her insurance company as to how to vote its shares and can do so by marking voting instructions on a ballot enclosed with the insurance company's information statement and this Prospectus/Proxy Statement and then signing, dating and mailing the ballot to the insurance company shareholder. If a ballot is not marked to indicate voting instructions, but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of each of the proposals. Each insurance company shareholder will vote the shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions and will vote those shares for which it receives no timely voting instructions for and against approval of a proposal, and as an abstention, in the same proportion as the shares for which it receives voting instructions. Shares attributable to amounts retained by each insurance company shareholder will be voted in the same proportion as votes cast by Contract Owners.

SOLICITATION OF INSTRUCTIONS

    Solicitation of instructions by personal interview, mail or telephone may be made by officers and Brinson Trustees and employees of Brinson Advisors and Alliance and their affiliates. The costs for solicitation of instructions, like the other costs associated with the Acquisitions, will be borne by Brinson Advisors. See "Information About The Acquisition."

REVOCATION OF INSTRUCTIONS

    Any Contract Owner giving instructions has the power to revoke such instructions by mail by executing superseding instructions or by voting in person. All properly executed instructions received in time for the Meeting will be voted as specified in the instructions.

SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS

    The Brinson Declaration of Trust does not provide for annual meetings of shareholders and the Brinson Trust does not currently intend to hold such a meeting in 2002. Shareholder proposals to be considered at any subsequent meeting of any Acquired Portfolio's shareholders must be received by the Brinson Trust within a reasonable period of time prior to any such meeting. If the Acquisition of an Acquired Portfolio is consummated, that Portfolio's existence will terminate on the Closing Date, or shortly thereafter, after which termination there would be no meetings of the shareholders of that Brinson Portfolio.

ADJOURNMENT

    If sufficient votes in favor of any Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned only with respect to one Proposal, any other Proposal may still be acted upon by the shareholders. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal. Brinson Advisors will pay the costs of any additional solicitation and of any adjourned session.

THIRD PARTY PROXY SOLICITATION

    As noted above MIS Corporation has been retained to assist with solicitation activities in connection with the Acquisitions (including assembly and mailing of materials to Contract Owners). Brinson Advisors has estimated the cost of these services to be approximately $7,500.

                        INFORMATION ABOUT THE PORTFOLIOS

    Other information regarding the Acquired and Acquiring Portfolios, including information with respect to their investment objectives, policies, restrictions and financial histories, may be found in, respectively, the Brinson Prospectus and the Brinson SAI, which are available free of charge upon request by calling 1-800-986-0088, and the Alliance Prospectus (which accompanies this Prospectus/Proxy Statement), the Acquisition SAI and the Alliance SAI, which are available free of charge upon request by calling 1-800-277-4618.

    Proxy materials, reports and other information filed by the Brinson Trust with respect to the Brinson Portfolios and by the Alliance Fund with respect to the Alliance Portfolios can be inspected and copied at the SEC's public reference room, located at 450 5th Street NW, Room 1200, Washington DC 20549. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference rooms. You may also access reports and other information about the Trusts on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may also obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the following file numbers:

File No. 811-4919: Brinson Series Trust

File No. 811-05398: Alliance Variable Products Series Fund, Inc.

    Certain information and commentary from the Acquiring Portfolios' most recent annual reports relating to the Acquiring Portfolios' recent investment performance is set forth in Appendix B to this Prospectus/Proxy Statement.

    Financial Highlights intended to help you understand each of the Acquired and Acquiring Portfolio's recent financial performance are incorporated by reference to the Brinson Prospectus, the Alliance Prospectus and the Acquisition SAI.

January 6, 2002

                                   APPENDIX A
                         FORM OF AGREEMENT AND PLAN OF
                          ACQUISITION AND TERMINATION

    [           ], 2002

    This Agreement and Plan of Acquisition and Termination (the "Plan") is made
as of this [  ] day of [           ], 2002, by and between Portfolio (the
"Acquiring Fund"), a series of Alliance Variable Products Series Fund, Inc., a
Maryland corporation ("AVP"), and [              ] Portfolio (the "Acquired
Fund"), a series of Brinson Series Trust, a Massachusetts business trust ("BST"). All agreements, representations, actions and obligations herein that are made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by AVP or BST, respectively, on its behalf.

    WHEREAS, AVP and BST are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

    WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the Liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the net asset value of the Acquired Fund, and distribute such shares of the Acquiring Fund to the shareholders of the Acquired Fund (the "Acquisition") and that the Acquired Fund thereafter liquidate and dissolve; and

    WHEREAS, the parties intend that the Acquisition qualify as a "reorganization" within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that with respect to the Acquisition, the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

    Now, therefore, the Acquiring Fund and the Acquired Fund agree as follows:

    1.  DEFINITIONS.

    In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

1933 Act..................................  Securities Act of 1933, as
                                            amended.

1934 Act..................................  Securities Exchange Act of 1934,
                                            as amended.

Assets....................................  All assets of any kind and all interests, rights, privileges
                                            and powers of or attributable to
                                            the Acquired Fund or any class
                                            of the Acquired Fund's shares,
                                            as appropriate, at the Effective
                                            Time (or, for purposes of
                                            Section 4(d) hereof, the time
                                            of delivery of the list referred
                                            to therein), whether or not
                                            determinable at the Effective
                                            Time and wherever located,
                                            including, without limitation,
                                            all cash, cash equivalents,
                                            securities, claims (whether
                                            absolute or contingent, known or
                                            unknown, accrued or unaccrued or
                                            conditional or unmatured),
                                            contract rights and receivables
                                            (including dividend and interest
                                            receivables) owned by the
                                            Acquired Fund or attributable to
                                            any class of the Acquired Fund's
                                            shares and any deferred or
                                            prepaid expense shown as an
                                            asset on the Acquired Fund's
                                            books.

Closing Date..............................  Such date prior to March 31,
                                            2002 as the parties agree to or
                                            as soon as practicable
                                            thereafter as the parties agree
                                            to.

Effective Time............................  4:00 p.m. Eastern time on the
                                            Closing Date, or such other Time
                                            time as the parties may agree to
                                            in writing.

Financial Statements......................  The audited financial statements of the relevant Fund for its
                                            most recently completed fiscal
                                            year and, if applicable, the
                                            unaudited financial statements
                                            of that Fund for its most
                                            recently completed semi-annual
                                            period.

Fund......................................  The Acquiring Fund and/or the
                                            Acquired Fund, as the case may
                                            be.

Liabilities...............................  All liabilities of the Acquired
                                            Fund at the Effective Time,
                                            whether accrued or unaccrued,
                                            absolute or contingent or
                                            conditional or unmatured, but
                                            only to the extent disclosed or
                                            provided for in the most recent
                                            Financial Statements of the
                                            Acquired Fund referred to in
                                            paragraph 6(i) and not
                                            identified by the Acquired Fund
                                            to the Acquiring Fund as having
                                            been paid or provided for on or
                                            prior to the Closing Date, or
                                            otherwise disclosed in writing
                                            to, and accepted by, the
                                            Acquiring Fund as of the
                                            Valuation Time.

N-14 Registration Statement...............  The Registration Statement of
                                            the Acquiring Fund on Form N-14
                                            under the 1940 Act that will
                                            register the shares of the
                                            Acquiring Fund to be issued in
                                            the Acquisition and will include
                                            the proxy materials necessary
                                            for the shareholders of the
                                            Acquired Fund to approve the
                                            Acquisition.

Valuation Time............................  The time on the Closing Date, or the business day immediately
                                            preceding the Closing Date if
                                            the Closing Date is not a
                                            business day or such other date
                                            as the parties may agree to in
                                            writing, when for purposes of
                                            this Plan the Acquiring Fund
                                            determines its net asset value
                                            per share and the Acquired Fund
                                            determines the net value of the
                                            Assets.

    2.  REGULATORY FILINGS.

    The Acquiring Fund shall promptly prepare and file the N-14 Registration Statement with the SEC, and each Fund also shall make any other required or appropriate filings with respect to the actions contemplated hereby. Each

Fund, if requested, shall use reasonable commercial efforts to cooperate in such filings.

    3.  SHAREHOLDER ACTION

    As soon as practicable after the effective date of the N-14 Registration Statement, the Acquired Fund shall hold a shareholder meeting to consider and approve the Acquisition and this Plan, and such other matters as the Trustees of BST may determine. Such approval by the shareholders of the Acquired Fund shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired Fund, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violated upon the consummation of such transactions solely for the purpose of consummating such transactions.

    4. TRANSFER OF THE ACQUIRED FUND'S ASSETS. Each Fund shall take the following steps with respect to the Acquisition, as applicable:

    (a) Prior to the Effective Time, the Acquired Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount such that it will have distributed substantially all of its theretofore undistributed investment company taxable income, (as defined in section 852 of the Code), if any, and net capital gain (as defined in Code section 1222), if any.

    (b) At the Effective Time, the Acquired Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund, subject to the Liabilities. The Acquiring Fund shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) the Assets at or after the Effective Time shall become and be assets of the Acquiring Fund, and (ii) the Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

    (c) Within a reasonable period of time prior to the Closing Date, the Acquired Fund shall provide, if requested, a list of the Assets to the Acquiring Fund. The Acquired Fund may sell any Asset on such list prior to the Effective Time. After the Acquired Fund provides such list, the Acquired Fund will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Fund which approval will not be unreasonably withheld. Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Fund will advise the Acquired Fund in writing of any investments shown on the list that the Acquiring Fund has determined to be inconsistent with its investment objective, policies and restrictions. The Acquired Fund will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund's investment objectives, policies and restrictions. In addition, if the Acquiring Fund determines that, as a result of the Acquisition, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, the Acquiring Fund will advise the Acquired Fund in writing of any such limitation and the Acquired Fund shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund's investment objectives, policies and restrictions.

    (d) The Acquired Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following basis:

        (1) the Acquiring Fund shall simultaneously issue and deliver to the Acquired Fund that number of full and fractional shares of common stock of each class of the Acquiring Fund, rounded to the third decimal place or such other decimal place as the parties may agree to in writing, determined by dividing the value of the Assets less the amount of the Liabilities attributable to a class of the Acquired Fund by the net asset value per share of the corresponding class of the Acquiring Fund.

        (2) For purposes of paragraph (1), the net asset value per share of each class of the Acquiring Fund shall be determined as of the Valuation Time in accordance with the Acquiring Fund's then applicable valuation procedures, and the value of the Assets and the amount of the Liabilities shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Fund.

        (3) The Acquired Fund shall deliver or make arrangements to deliver the Assets with good and marketable title to the custodian for the account of the Acquiring Fund. All cash shall be transferred in the form of immediately available funds payable to the order of the Acquiring Fund's custodian.

    (e) Promptly after the Closing Date, the Acquired Fund will deliver to the Acquiring Fund a statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

    5. TERMINATION AND DISSOLUTION OF THE ACQUIRED FUND, REGISTRATION OF SHARES OF THE ACQUIRING FUND AND ACCESS TO RECORDS. Each Fund also shall take the following steps, as applicable:

    (a) At or as soon as reasonably practicable after the Effective Time, the Acquired Fund shall terminate by transferring to shareholders of record of each class of the Acquired Fund full and fractional shares of common stock of the corresponding class of the Acquiring Fund equal in value to the shares of the class of the Acquired Fund held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that the Acquired Fund declared with respect to the class of the Acquired Fund's shares held by the shareholder before the Effective Time. The Acquiring Fund shall record on its books the ownership by the Acquired Fund's shareholders of the Acquiring Fund shares so transferred to such shareholders and the Acquired Fund shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each class of the Acquired Fund. The Acquiring Fund shall issue certificates representing the Acquiring Fund shares in accordance with the then current Acquiring Fund prospectus; provided, however, that the Acquiring Fund shall not issue certificates representing the Acquiring Fund shares to replace certificates representing Acquired Fund shares unless the Acquired Fund share certificates are first surrendered to the Acquiring Fund. Following distribution by the Acquired Fund to its shareholders of all of the shares of the Acquiring Fund delivered to the Acquired Fund, the Acquired Fund shall wind up its affairs and shall take all steps as are necessary and proper to dissolve as soon as is reasonably practical after the Effective Time.

    (b) At and after the Closing Date, the Acquired Fund shall provide the Acquiring Fund and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund's shareholders and the number and percentage ownership of the outstanding shares of each class of the Acquired Fund owned by shareholders as of the Effective Time, and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquired Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

    6. CERTAIN REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. BST, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

    (a) The Acquired Fund is a series of BST, a business trust duly formed, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Plan. BST is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on BST. The Board of Trustees of BST duly established and designated each class of the Acquired Fund as a class of the Acquired Fund. BST is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect as of the Effective Time.

    (b) BST, on behalf of the Acquired Fund has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Plan, and to consummate the transactions contemplated herein.

    (c) The Board of Trustees of BST has duly authorized the execution and delivery of this Plan by BST on behalf of the Acquired Fund and the transactions contemplated herein. Duly authorized officers of BST have executed and delivered this Plan on behalf of the Acquired Fund. Assuming that this Plan has been duly authorized and executed by AVP on behalf of the Acquiring Fund, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of its shareholders referred to in Section 3 hereof, the consummation of the transactions contemplated by this Plan will not, violate BST's Declaration of Trust, its Bylaws or any material agreement to which the Acquired Fund is subject. Except for the approval of the Acquired Fund's shareholders, BST does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein on behalf of the Acquired Fund.

    (d) The Acquired Fund has qualified as a regulated investment company under
Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and intends to continue to qualify as a regulated investment company thereunder for its taxable year ending upon the transfer of Acquiring Fund shares pursuant to Section 5(a) hereof.

    (e) The information pertaining to the Acquired Fund included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the shareholder meeting of the Acquired Fund for approval of the Acquisition and at the Effective Time shall (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (f) On behalf of the Acquired Fund, BST has duly authorized and validly issued all of the issued and outstanding shares of beneficial interest in the Acquired Fund, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor are there any securities convertible into shares of the Acquired Fund.

    (g) The Acquired Fund shall operate its business in the ordinary course between the date hereof and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions referred to in
Section 4(b) hereof.

    (h) At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets free and clear of all liens, security interests and other encumbrances.

    (i) The Financial Statements of the Acquired Fund, copies of which have been previously delivered to the Acquiring Fund, fairly present the financial position of the Acquired Fund as of the Acquired Fund's most recent fiscal year-end and, if applicable, as of the most recently completed semi-annual period, and the results of the Acquired Fund's operations and changes in the Acquired Fund's net assets for the periods indicated in accordance with generally accepted accounting principles.

    (j) To the knowledge of the Acquired Fund, the Acquired Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in its Financial Statements or liabilities incurred in the ordinary course of business subsequent to the date of the most recent Financial Statement referencing Liabilities.

    (k) The Acquired Fund does not know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against it. There are no facts that the Acquired Fund has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, or the Assets or its ability to consummate the transactions contemplated by this Plan.

    (l) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

    (m) The Acquired Fund has filed its federal income tax returns, copies of which have been previously made available to the Acquiring Fund, for all taxable years for which such returns are due and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. The Acquired Fund will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

    (n) Since the date of the Financial Statements of the Acquired Fund, there has been no material adverse change in its financial condition, results of operations, business or Assets. For this purpose, negative investment performance shall not be considered a material adverse change.

    (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement.

    7. CERTAIN REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. AVP, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

    (a) AVP is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its assets and to carry out its obligations under this Plan. The Board of Directors of AVP duly established and designated the Acquiring Fund as a series of AVP and each class of shares of the Acquiring Fund as a class of the Acquiring Fund. AVP is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect as of the Effective Time.

    (b) On behalf of the Acquiring Fund, AVP has the power and all necessary federal, state and local qualifications and authorizations to own all of its assets, to carry on its business, to enter into and carry out this Plan, and to consummate the transactions contemplated herein.

    (c) The Board of Directors of AVP has duly authorized the execution and delivery of this Plan and the transactions contemplated herein by AVP on behalf of the Acquiring Fund. Duly authorized officers of AVP have executed and delivered this Plan. Assuming that this Plan has been duly authorized and executed by BST on behalf of the Acquired Fund, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Articles of Incorporation of AVP, its Bylaws or any material agreement to which the Acquiring Fund is subject. AVP does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

    (d) The Acquiring Fund has qualified as a regulated investment company under
Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations and qualifies and intends to continue to qualify as a regulated investment company thereunder for its current taxable year.

    (e) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the shareholder meeting of the Acquired Fund for the approval of the Acquisition and at the Effective Time, insofar as it relates to the Acquiring Fund shall
(i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (f) On behalf of the Acquiring Fund, AVP has duly authorized and validly issued all of the issued and outstanding shares of common stock of the Acquiring Fund, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. AVP has duly authorized shares of the Acquiring Fund to be issued and delivered to the Acquired Fund as of the Effective Time. When issued and delivered, such shares of the Acquiring Fund shall be validly issued, fully paid and non-assessable, and no stockholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of any such share. There are no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor are there any securities convertible into shares of the Acquiring Fund.

    (g) The Acquiring Fund does not know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against it. There are no facts that the Acquiring Fund currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, its assets or its ability to consummate the transactions contemplated by this Plan.

    (h) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

    (i) AVP, on behalf of the Acquiring Fund, has filed its federal income tax returns, copies of which have been previously made available to the Acquired Fund, for all taxable years for which such returns are due and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. AVP, on behalf of the Acquiring Fund, will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

    (j) Since the date of the Financial Statements of the Acquiring Fund, there has been no material adverse change in its financial condition, results of operations, business or assets. For this purpose, negative investment performance shall not be considered a material adverse change.

    (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Plan, other than the effectiveness of the N-14 Registration Statement.

    8. CONDITIONS TO THE OBLIGATIONS OF EACH FUND. The obligations of each Fund with respect to the Acquisition shall be subject to the following conditions precedent:

    (a) The shareholders of the Acquired Fund shall have approved the Acquisition in the manner required by BST's Declaration of Trust, its Bylaws and applicable law. If shareholders of the Acquired Fund fail to approve the Acquisition, that failure shall release the Funds of their obligations under this Plan.

    (b) Each of AVP and BST shall have delivered to the other party a certificate dated as of the Closing Date and executed in its name by its President, in a form reasonably satisfactory to the receiving party, stating that the representations and warranties of the Acquiring Fund or the Acquired Fund, as applicable, in this Plan are true and correct in all material respects at and as of the Effective Time.

    (c) AVP, on behalf of the Acquiring Fund, and BST, on behalf of the Acquired Fund, shall have performed and complied in all material respects with each of its representations and warranties required by this Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time.

    (d) There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund or the Acquiring Fund since December 31, 2000. For this purpose, negative investment performance shall not be considered a material adverse change.

    (e) The Acquiring Fund and the Acquired Fund shall have received an opinion of Ropes & Gray, in form and substance reasonably satisfactory to each of them, based upon representations made in certificates provided by the Funds, their affiliates and/or principal stockholders and dated as of the Closing Date, substantially to the effect that, based on facts and assumptions stated therein, for federal income tax purposes:

        (1) the Acquisition should constitute a "reorganization" within the meaning of section 368(a) of the Code and that the Acquiring Fund and the Acquired Fund should each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

        (2) each stockholder of the Acquired Fund should recognize no gain or loss on such stockholder's receipt of shares of the Acquiring Fund (including any fractional share to which the stockholder may be entitled) in exchange for the stockholder's shares of the Acquired Fund in connection with the Acquisition;

        (3) neither the Acquired Fund nor the Acquiring Fund should recognize any gain or loss upon the transfer of all of the Assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities pursuant to this Plan or upon the distribution of shares of the Acquiring Fund to stockholders of the Acquired Fund in exchange for their respective shares of the Acquired Fund;

        (4) the aggregate tax basis of the Acquiring Fund shares received in connection with the Acquisition by each stockholder of the Acquired Fund (including any fractional share to which the stockholder may be entitled) should be the same as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefore;

        (5) the holding period of the Acquiring Fund shares received in connection with the Acquisition by each stockholder of the Acquired Fund (including any fractional share to which the stockholder may be entitled) should include the holding period of the shares of the Acquired Fund surrendered in exchange therefore, provided that such Acquired

    Fund shares constitute capital assets in the hands of the stockholder as of the Closing Date;

        (6) no gain or loss should be recognized by the Acquiring Fund as a result of the reorganization;

        (7) the Acquiring Fund's tax basis in the Assets that the Acquiring Fund receives from the Acquired Fund should be the same as the Acquired Fund's tax basis in such Assets;

        (8) the Acquiring Fund's holding period in such Assets should include the Acquired Fund's holding period in such Assets; and

        (9) under Section 381 of the Code, the Acquiring Fund should succeed to the capital loss carryovers of the Acquired Fund, if any, but the use by the Acquiring Fund of any such capital loss carryovers (and of capital loss carryovers of the Acquiring Fund) may be subject to limitation under Sections 383 and 384 of the Code.

    (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the shares of the Acquiring Fund, and the SEC shall not have instituted and to the knowledge of the Acquiring Fund shall not be contemplating instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

    (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Acquisition.

    (h) The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

    (i) Neither party shall have terminated this Plan pursuant to Section 12 of this Plan.

    9. ADDITIONAL CONDITION TO THE OBLIGATIONS OF THE ACQUIRED FUND. The obligations of the Acquired Fund with respect to the Acquisition shall be subject to the following additional condition precedent:

    The Acquired Fund shall have received an opinion of counsel to AVP in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, substantially to the effect that:

        (1) AVP is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act, and the Acquiring Fund is a duly established series thereof;

        (2) This Plan has been duly authorized, executed and delivered by AVP, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of this Plan by BST, on behalf of the Acquired Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of this Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material;

        (3) The shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by the Acquiring Fund;

        (4) The execution and delivery of this Plan did not, and the consummation of the Acquisition will not, violate the Articles of Incorporation of AVP, its Bylaws or any agreement of the Acquiring Fund known to such counsel, after reasonable inquiry; and

        (5) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency is required for the Acquiring Fund to enter into this Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

    In rendering such opinion, counsel to AVP may (i) rely on the opinion of Maryland counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and
(v) rely on certificates of officers or directors of AVP as to factual matters.

    10. ADDITIONAL CONDITIONS TO THE OBLIGATIONS OF THE ACQUIRING FUND. The obligations of the Acquiring Fund with respect to the Acquisition shall be subject to the following additional conditions precedent:

    (a) The Acquiring Fund shall have received an opinion of Dechert, Price & Rhoads ("Dechert") as counsel to the Acquired Fund, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, substantially to the effect that:

        (1) BST is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and is an open-end, management investment company registered under the 1940 Act, and the Acquired Fund is a duly established series thereof;

        (2) This Plan has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of this Plan by AVP, on behalf of the Acquiring Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of this Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material;

        (3) The execution and delivery of this Plan did not, and the consummation of the Acquisition will not, violate the Declaration of Trust of BST, its Bylaws or any agreement of the Acquired Fund, known to such counsel, after reasonable inquiry; and

        (4) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency is required for the Acquired Fund to enter into this Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquired Fund.

    In rendering such opinion, Dechert may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or Trustees of BST as to factual matters.

    (b) Except to the extent prohibited by Section 19(b) of the 1940 Act and Rule 19b-1 thereunder, the Acquired Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of its investment company taxable income, (as defined in Code section 852), if any, and all of its net capital gain (as defined in Code section 1222), if any.

    (c) The Acquiring Fund shall have received a letter from Brinson Advisors, Inc. in which Brinson Advisors, Inc. agrees to indemnify the Acquiring Fund and its affiliates in respect of any and all liabilities of the Acquired Fund that are not reflected in the net asset value of the Acquired Fund as of the Valuation Time, such agreement to be in a form satisfactory to the Acquiring Fund.

    11. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. No representations, warranties or covenants in or pursuant to this Plan (including certificates of officers) shall survive the completion of the transactions contemplated herein.

    12. TERMINATION OF PLAN. A majority of the Board of Directors of AVP or the Board of Trustees of BST may terminate this Plan at any time before the applicable Effective Time if: (i) the conditions precedent to the Fund's obligations set forth in Sections 8, 9 or 10, as appropriate, are not satisfied; or (ii) the Board of Directors of AVP or the Board of Trustees of BST determines that the consummation of the Acquisition is not in the best interests of the relevant Fund or its shareholders and gives notice of such termination to the other party.

    13. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of New York, except to the extent preempted by federal law, without regard to conflicts of law principles.

    14. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Plan.

    15. AMENDMENTS. The parties may, by agreement in writing authorized by its respective Board, amend this Plan at any time before or after the shareholders of the Acquired Fund approve the Acquisition. However, after shareholders of the Acquired Fund approve the Acquisition, the parties may not amend this Plan in a manner that materially alters the obligations of either party. This Section shall not preclude the parties from changing the Closing Date or the Effective Time by mutual agreement.

    16. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

    17. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of its obligations hereunder and execute all documents for or in connection with the consummation of the Acquisition as, with respect to such assurances or documents, the other shall deem necessary or appropriate.

    18. UPDATING OF N-14 REGISTRATION STATEMENT. If at any time prior to the Effective Time, a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in the N-14 Registration Statement, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

    19. LIMITATION ON LIABILITIES. The obligations of each Fund shall not bind any of the directors, trustees, shareholders, nominees, officers, employees or agents of BST or AVP personally or any series of either AVP or BST except the parties hereto, but shall bind only the Acquired Fund or the Acquiring Fund, as appropriate. The execution and delivery of this Plan by an officer of either party shall not be deemed to have been made by the officer individually or to impose any liability on the officer personally, but shall bind only BST, on behalf of the Acquired Fund, or AVP, on behalf of the Acquiring Fund, as applicable.

    20. TERMINATION OF THE ACQUIRED FUND. If the parties complete the Acquisition, the Acquired Fund shall terminate and dissolve.

    21. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given in person or by telecopy, certified mail or overnight express courier to:

    For the Acquired Fund:

        [Acquired Fund] of Brinson Series Trust
        51 West 52nd St.
        New York, New York 10019
        Attention: Secretary

    For the Acquiring Fund:

        [Acquiring Fund] of Alliance Variable Products Series Fund, Inc. 1345 Avenue of the Americas
        New York, New York 10105
        Attention: Secretary

    22. EXPENSES. Brinson Advisors, Inc., the investment advisor to the Acquired Fund, will bear all expenses incurred in connection with this Plan, and all transactions contemplated hereby, whether or not the Acquisition is consummated.

    23. GENERAL. This Plan supersedes all prior agreements between the parties with respect to the subject matter hereof and may be amended only in writing signed by both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Whenever the context so requires, the use in this Plan of the singular will be deemed to include the plural and vice versa. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

    In Witness Whereof, the parties hereto have executed this Plan as of the day and year first above written.

                                    BRINSON SERIES TRUST, on behalf of
                                    [Acquired Fund]

Attest:

By:                                 By:
     ----------------------------        ----------------------------
     Name:                               Name:
     Title:                              Title:

                                    Alliance Variable Products SERIES
                                    Fund, Inc., on behalf of
                                    [Acquiring Fund]

Attest:

By:                                 By:
     ----------------------------        ----------------------------
     Name:                               Name:
     Title:                              Title:

Accepted and agreed with respect to
Section 22 only:

Brinson Advisors, Inc.

By:
     -----------------------------

Name:
     -----------------------------

Title:
     -----------------------------

                                   APPENDIX B
             EXCERPTS FROM THE ALLIANCE FUND AND THE BRINSON TRUST
                                 ANNUAL REPORTS
                  FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000

      EXCERPTS FROM ALLIANCE FUND ANNUAL REPORT FOR THE FISCAL YEAR ENDED
                               DECEMBER 31, 2000

                       MANAGEMENT DISCUSSION AND ANALYSIS

                                GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

    The Growth Portfolio (the "Portfolio") seeks long-term growth of capital by investing primarily in common stocks and other equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio also may invest up to 25% of its total assets in lower-rated, fixed income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

MARKET REVIEW

    The market was nervous throughout 2000 as high valuations and rising interest rates created an unstable environment for equities. Rotation among sectors was dramatic between defensive groups, health care particularly, and more aggressive sectors such as telecommunications and technology. In the fourth quarter, a serious correction in the technology sector and related industries occurred as concerns about a slowing economy raised fears of earnings disappointments. This sell-off reduced a great deal of overvaluation but exacerbated investor fears regarding the rate of earnings growth in 2001.

INVESTMENT RESULTS(11)

    During the six- and 12-month periods ended December 31, 2000, the Portfolio returned -16.08% and -17.51%, respectively. The Portfolio's benchmarks, as represented by the Russell 1000 Growth Stock Index and the Standard and Poor's (S&P) 500 Stock Index, posted returns of -25.57% and -8.71%, respectively, for the six-month period, and -22.42% and -9.10% for the 12-month period, respectively.

    Higher volatility characterized the equity market in 2000. Dramatic price swings were particularly intense during the fourth quarter. Evidence that the economy was slowing made investors cautious about future earnings growth. Pre-announcements from technology companies as well as Home Depot, Inc. and consumer durables companies increased investor nervousness. The decline was particularly adverse for technology stocks, which were selling at significant price-to-earnings ratio premiums to the market. The correction was indiscriminate, taking companies with intact fundamentals down as much as those with questionable business models. The Portfolio was underweighted in the technology sector versus growth indices throughout the year representation focused on leading companies was appropriate. This helped performance relative to the Russell 1000 Growth Stock Index, but hurt results relative to the S&P 500 Stock Index.

INVESTMENT OUTLOOK

    For some time, we have been expecting a slowdown in the economy led by the consumer where spending has been unsustainably strong. We were convinced that the Federal Reserve would keep real short-term rates high until slower growth was apparent. However, deceleration of growth was remarkably abrupt in the fourth quarter. Not only were investors taken aback by the severity of the slowdown, but the Federal Reserve was as well. The 50 basis point reduction in the Federal Funds Rate only three days into January signaled that the Federal Reserve did not want a recession. Going forward, we look for further rate cuts during the first half of the year depending on the tone of the economy. Slower consumer spending and reduction of excess inventories will likely subdue gross domestic product (GDP) growth in the first half of this year. Further, cutbacks in capital spending are generally expected. Inflation is expected to remain subdued, reflecting continued good productivity experience. An absence of any inflation threats gives the Federal Reserve latitude in further reducing rates. In the environment described above, profits are expected to be flat. To summarize, we look for GDP to grow around 2% in the first half of 2001, and to accelerate to 3% in the second half. Long term rates are likely to fluctuate between 5.0% and 6.0%. Inflation is estimated at 2.0% to 3.0%. In this environment, equities with intact earnings are likely to do well. Time will be required, however, before investors become comfortable with slower growth.

AREAS OF OPPORTUNITY

    Clearly, we believe this year will require even greater diligence in stock selection. We are constructive regarding equities, but believe the positive response to lower interest rates probably will be gradual. We believe the broad market indices have experienced most of the correction likely, and that stocks generally are priced attractively. The obvious exception is the technology sector, where concerns about disappointing earnings continue to create unprecedented price volatility. Patience will be required for the next one to two quarters, as investors assess the impact of lower interest rates and restoration of appropriate inventory levels. During this time, some of the Portfolio's more defensive holdings in health care and staples probably will continue to outperform. We intend to use the expected volatility in technology to consolidate holdings in those companies with unique products and undiminished leadership positions. We believe these stocks will respond strongly when investors become more comfortable about the prospect of growth resuming. Finally, financial services will continue to be an important position of the Portfolio for all the reasons previously cited: they are beneficiaries of consolidation both domestically and abroad; merger and acquisition activity likely will pick up as interest rates decline; and valuation levels are compelling. The proposed change by the Financial Accounting Standards Board
(FASB) to eliminate goodwill in corporate combinations also would be an added positive if passed.

    Average annual total returns are for the Portfolio's Class A shares.

INVESTMENT RESULTS AS OF DECEMBER 31, 2000(12)

    Listed below are the Portfolios' average annual total returns for Class A shares for the one-year, five-year (where applicable) and since inception periods ended December 31, 2000.

                                GROWTH PORTFOLIO

1 Year.......................................  17.51%
5 Years......................................  18.99%
Since Inception (9/94).......................  21.42%

                               PERFORMANCE UPDATE

    Past performance is no guarantee of future results.

    These charts illustrate the total value of an assumed $10,000 investment in each Portfolio as compared to the performance of an appropriate broad-based index for the time frames indicated for each Portfolio. Performance results for each Portfolio represent the Portfolio's total return at net asset value (NAV). An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any Alliance mutual fund.

                      U.S./HIGH GRADE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

    The U.S. Government/High Grade Securities Portfolio (the "Portfolio") seeks a high level of current income consistent with the preservation of capital by investing principally in a portfolio of U.S. government securities and other high-grade debt securities.

MARKET REVIEW

    Following a strong first half of the year, the U.S. economy lost momentum during the third and fourth quarters. U.S. gross domestic product (GDP) growth slowed from 5.2% in the first half of the year to 1.8% in the second half. Past interest-rate increases, lower stock prices and higher oil prices contributed to the slowdown. The Federal Reserve removed its tightening bias late in the year in response to slower economic growth.

    The U.S. bond market as measured by the Lehman Brothers Aggregate Bond Index (the "Index") returned 11.63% during 2000 its best annual return since 1995. In general, fixed-income securities benefited from slowing economic growth and weak equity markets in 2000. Among the traditional sectors of the Index, U.S. Treasuries posted the strongest result at 13.52%, followed by commercial mortgage-backed securities (CMBS) at 13.47%, U.S. agencies at 12.18%, mortgage-backed securities (MBS) at 11.16%, asset-backed securities (ABS) at 10.84% and investment-grade corporates at 9.39%. Higher-quality securities outperformed lower-quality securities as the economy slowed and investors sought out less risky instruments. U.S. Treasuries also benefited from the government's plan to use the fiscal surplus to reduce outstanding government debt. Longer-maturity issues outperformed shorter issues as expectations for interest rate cuts rose.

    The CMBS sector benefited from increased investor interest due to credit deterioration in other fixed-income sectors, as well as from sound commercial real estate fundamentals. Real estate markets in general remained healthy, and capital market participation in commercial real estate finance should mitigate some of the valuation fluctuations that have occurred in the past. In addition, the Department of Labor finally declared all investment-grade classes of CMBS to be ERISA eligible, which increased demand incrementally for double A through triple B rated CMBS securities. Rising prepayment expectations dampened MBS performance, though less so than we had anticipated. Because mortgage interest rates stand at their lowest level since the spring of 1999, more of the sector is subject to refinancing risk than at any time in the past three years. The investment-grade corporate sector posted relatively weak results because of deteriorating corporate earnings, rising defaults, tighter credit availability and expectations of weaker economic growth in 2000.

INVESTMENT RESULTS

    For the 12-month period ended December 31, 2000, the Portfolio returned 11.08%, compared with 12.78% for its composite benchmark (a blend of 67% Lehman Brothers (LB) Government Bond Index and 33% LB Credit Bond Index). In the first half of the year, our maturity structure detracted from our relative performance: our Treasury holdings were in a barbell structure, between short and long maturities when the Treasury yield curve became less inverted during the second quarter. However, our subsequent repositioning of our maturity structure in anticipation of a steepening yield curve added significantly to our relative returns in the second half of the year. In fact, our concern regarding a slowing economy and the resulting decline in interest rates proved well justified.

    The stock market weakened, consumers scaled back and the Treasury yield curve steepened as a result of slowing economic growth. The Portfolio also benefited from our underweighting of the corporate sector in light of slowing economic growth, and from our focus on higher-quality corporates in a deteriorating credit environment. The agency sector, in which we gradually increased holdings to an overweight position, also contributed to performance. Our mortgage security selection had the greatest negative impact on the Portfolio's relative returns. As interest rates declined and the Federal Reserve prepared to cut rates late in the year, the risk increased that homeowners would begin to refinance their higher-interest home loans. In response, we shifted into lower-coupon mortgage pass-throughs, which are better protected from this prepayment risk. When prepayment risk depressed mortgage performance less than we had anticipated in the fourth quarter, our holdings of lower-coupon mortgages dampened the Portfolio's relative performance.

INVESTMENT OUTLOOK

    While the odds of a "hard landing" for the U.S. economy have risen in recent months, the fact that the Federal Reserve moved so quickly in the new year to lower interest rates should help to ensure a "soft landing." We believe that the economy will slow in 2001 to a 2.5% to 3% growth rate, with most of the slowing coming in the first half.

    In our view, the Federal Reserve will likely continue to lower rates, the yield curve will steepen further and volatility will remain high. In anticipation of a steepening yield curve, we are concentrating the Portfolio in intermediate maturities. Within the government sector, we expect to remain overweighted in both Treasury and agency debt. On the one hand, lower rates and a steeper yield curve bode well for the corporate sector; on the other hand, the credit cycle is clearly in a downtrend, and earnings disappointments abound. Therefore, over the near term, we plan to maintain a neutral exposure to the sector. Falling interest rates and the rising prepayments that accompany them cause us to remain underweighted in mortgages and to focus our holdings on lower-coupon securities, which will be less subject to a wave of mortgage refinancings.

    Average annual total returns are for the Portfolio's Class A shares.

INVESTMENT RESULTS AS OF DECEMBER 31, 2000(14)

    Listed below are the Portfolios' average annual total returns for Class A shares for the one-year, five-year (where applicable) and since inception periods ended December 31, 2000.

                U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO

1 Year.......................................  11.08%
5 Years......................................   5.50%
Since Inception (9/92).......................   5.95%

                               PERFORMANCE UPDATE

    Past performance is no guarantee of future results.

------------------------

(14) Total returns are based on net asset value (NAV) performance for Class A shares and reflect reinvestment of dividends and/or capital gains distributions in additional shares. These figures do not reflect insurance company separate account or annuity contract charges, which would reduce total return to a contract owner. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                 EXCERPTS FROM THE BRINSON TRUST ANNUAL REPORT
                       FOR THE FISCAL YEAR ENDED 12/31/00
                          (Provided to the Registrant)

                       MITCHELL HUTCHINS SERIES TRUST --
                          AGGRESSIVE GROWTH PORTFOLIO
                                 ANNUAL REPORT

PERFORMANCE AT A GLANCE

    Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust -- Aggressive Growth Portfolio (Class H) and the S&P 500 Index, from November 2, 1993 through December 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           AGGRESSIVE
             GROWTH
       PORTFOLIO (CLASS H)  S&P 500 INDEX
11/93               $9,890         $9,905
12/93               $9,964        $10,025
1/94               $10,365        $10,366
2/94               $10,224        $10,085
3/94                $9,734         $9,646
4/94                $9,924         $9,770
5/94                $9,750         $9,929
6/94                $9,289         $9,686
7/94                $9,449        $10,003
8/94               $10,071        $10,412
9/94                $9,900        $10,158
10/94              $10,000        $10,386
11/94               $9,469        $10,008
12/94               $9,675        $10,156
1/95                $9,565        $10,419
2/95               $10,056        $10,824
3/95               $10,257        $11,144
4/95               $10,347        $11,471
5/95               $10,558        $11,929
6/95               $11,139        $12,206
7/95               $11,831        $12,610
8/95               $12,041        $12,641
9/95               $12,222        $13,175
10/95              $12,112        $13,127
11/95              $12,292        $13,702
12/95              $11,710        $13,967
1/96               $11,989        $14,442
2/96               $12,402        $14,576
3/96               $12,464        $14,716
4/96               $13,280        $14,932
5/96               $13,642        $15,316
6/96               $13,218        $15,374
7/96               $12,216        $14,694
8/96               $13,012        $15,005
9/96               $14,220        $15,848
10/96              $14,168        $16,285
11/96              $14,664        $17,515
12/96              $14,665        $17,168
1/97               $15,125        $18,239
2/97               $13,926        $18,383
3/97               $13,265        $17,630
4/97               $13,679        $18,680
5/97               $15,080        $19,822
6/97               $15,954        $20,704
7/97               $17,814        $22,350
8/97               $17,881        $21,098
9/97               $19,116        $22,252
10/97              $18,108        $21,509
11/97              $17,828        $22,505
12/97              $17,710        $22,892
1/98               $17,816        $23,144
2/98               $19,547        $24,812
3/98               $20,723        $26,083
4/98               $21,054        $26,349
5/98               $19,930        $25,896
6/98               $20,895        $26,947
7/98               $19,587        $26,661
8/98               $15,569        $22,809
9/98               $16,560        $24,271
10/98              $17,261        $26,242
11/98              $18,728        $27,832
12/98              $20,420        $29,435
1/99               $20,689        $30,665
2/99               $19,042        $29,712
3/99               $19,611        $30,900
4/99               $20,629        $32,096
5/99               $20,644        $31,338
6/99               $22,201        $33,078
7/99               $21,977        $32,046
8/99               $21,438        $31,886
9/99               $21,513        $31,012
10/99              $22,441        $32,975
11/99              $23,459        $33,644
12/99              $25,540        $35,623
1/00               $23,294        $33,834
2/00               $27,067        $33,195
3/00               $27,525        $36,441
4/00               $26,669        $35,344
5/00               $24,985        $34,620
6/00               $27,774        $35,472
7/00               $26,504        $34,918
8/00               $30,203        $37,087
9/00               $30,148        $35,128
10/00              $27,553        $34,981
11/00              $22,611        $32,224
12/00              $24,323        $32,382

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/00

                                     6 MONTHS            1 YEAR          5 YEARS       INCEPTION*
                                  --------------      -------------      --------      ----------
Aggressive Growth Portfolio.....         -12.43%              -4.76%      15.74%          13.20%
S&P 500 Index...................          -8.71               -9.10       18.33           18.21

------------------------

* Inception: since commencement of issuance on November 2, 1993 for Class H shares.

    The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

The graph depicts the performance of Mitchell Hutchins Series Trust -- Aggressive Growth Portfolio (Class H) versus the S&P 500 Index. It is important to note the Aggressive Growth Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                                                               February 15, 2001

Dear Contract Owner,

    We are pleased to present you with the annual report for Mitchell Hutchins Series Trust -- Aggressive Growth Portfolio (the "Portfolio") for the fiscal year ended December 31, 2000.

MARKET REVIEW

    Sustaining the momentum of 1999's record upturn, U.S. equities rallied to even greater heights during the early part of the first quarter. By early March, however, stock prices began moving lower. For the fiscal year ended
December 31, 2000, the S&P 500 Index retreated 9.1% while the tech-heavy Nasdaq Composite slipped 39.3%, giving back much of the 85.6% surge it produced in 1999. In fact, the Nasdaq posted positive returns in only three months in 2000.

    Concerns over the "five Es" characterized the market's performance during the year: earnings, the economy, energy, the euro, and the election. As corporate earnings decelerated, the economy slowed, energy prices spiked, the euro sagged and the U.S. presidential election dragged on; investor enthusiasm for equities began to wane. In response to deteriorating economic conditions, the U.S. Federal Reserve (the "Fed") shifted from a tight monetary stance to an easing bias at its last policy meeting of the year. In January 2001, the Federal Reserve cut interest rates by 100 basis points. Computer software and telecommunications issues, in particular, remained under pressure as companies continued to warn about unfavorable sales and profit trends.

    During the second half of 2000, Class H shares of the Portfolio declined 12.43%, compared to the S&P 500 Index's 8.71% drop. For the year, the Portfolio outperformed the benchmark, falling 4.76% against the aforementioned 9.10% decline in the S&P 500 Index. In addition to falling equity prices, 2000 was characterized by extreme volatility. Intra-day price swings of the S&P 500 Index were well above their 10-year average, and Nasdaq volatility was the highest in the Index's 30-year history.

PORTFOLIO REVIEW

    During the fiscal year ended December 31, 2000, stock selection in the health technology/services, technology, utilities and consumer services sectors helped the Portfolio outperform the S&P 500 Index. Overweight positions in the health technology and consumer services areas also positively influenced performance. Within the health technology/services sector, stellar returns and an overweight position in the medical supply industry strongly contributed to the Portfolio's performance during 2000, as did stock selection among pharmaceutical firms. Drilling down in the technology sector, stock selection and overweight holdings in the software industry positively influenced Portfolio returns. Specifically, top-performing holdings for the year included MedImmune Inc., a biotechnology firm, and Adobe Systems (both sold during the period), which develops desktop publishing and imaging software.

    The Portfolio maintained an overweight position in technology versus the S&P 500 Index during the period, as we continued to uncover attractive stocks meeting our investment criteria in the sector. We also increased the Portfolio's weighting in the healthcare services and consumer services sectors based on our company-by-company research.

    Driven by the same bottom-up analysis, we reduced our weighting in the producers/manufacturing, insurance services and retail trade sectors during the latter half of the period as we identified better candidates elsewhere.

PORTFOLIO STATISTICS

CHARACTERISTICS*                                            12/31/00   6/30/00
-------------------------------------------------------------------------------
Number of Securities......................................      76         82
Net Assets ($mm)..........................................   $ 9.0      $13.6
Stocks....................................................   100.4%      99.4%
Cash/Other Assets.........................................     0.3%       0.6%
Liabilities in Excess of Other Assets.....................    -0.6%      --
-------------------------------------------------------------------------------

TOP FIVE SECTORS*             12/31/00                                  6/30/00
--------------------------------------------------------------------------------
Technology..................    40.6%     Technology..................    43.0%
Healthcare..................    23.5      Consumer Cyclicals..........    16.4
Energy......................    12.8      Healthcare..................    13.4
Finance/Banking.............     7.6      Utilities...................     7.3
Utilities...................     3.5      Energy......................     6.8
--------------------------------------------------------------------------------
Total.......................    88.0%     Total.......................    86.9%

TOP TEN HOLDINGS*             12/31/00                                  6/30/00
--------------------------------------------------------------------------------
Millennium                       3.0%     Allergan....................     3.1%
Pharmaceuticals.............
Waters......................     2.8      Integrated Device                2.9
                                          Technology..................
Idec Pharmaceuticals........     2.7      Comverse Technology.........     2.6
Helmerich & Payne...........     2.5      MedImmune...................     2.4
Fiserv......................     2.5      Waters......................     2.3
SEI.........................     2.4      Adobe Systems...............     2.2
Smith International.........     2.2      Robert Half International...     2.2
Concord EFS.................     2.0      Univision Communications....     2.0
Convergys...................     1.9      International Rectifier.....     2.0
Rational Software...........     1.9      Convergys...................     1.9
--------------------------------------------------------------------------------
Total.......................    23.9%     Total.......................    23.6%

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

OUTLOOK

    As we enter 2001, our U.S. equity market outlook is cautiously optimistic, as we expect further earnings disappointments during the first part of the year -- especially within the technology sector. Longer-term, our outlook is positive, with several factors setting the stage for stock prices to potentially climb higher:

    - A DECLINING INTEREST RATE ENVIRONMENT. The Federal Reserve's easing of 100 basis points in January 2001 -- the sharpest single-month cut since November 1984 -- can be viewed as a pre-emptive move to prevent the economy from sliding into recession. We believe the potential for further rate cuts in the near term is high.

    - A REBOUND IN CORPORATE PROFITS. First Call projects that corporate profits, after slowing to nearly a standstill in the first half of 2001, are expected to recapture their momentum and rise by 7.6% in the third quarter.

    - A NORMALIZATION OF EXPECTATIONS. Stock prices that reflect more normal earnings expectations, particularly within the technology sector, may also fuel a renewed interest in equity investing.

    In an environment of slowing economic activity, investors are typically willing to pay a premium for the fastest-growing companies, boding well for growth managers. We expect that a strict adherence to our investment philosophy and process will lead us to areas of strength in 2001 and help us identify those companies with accelerating earnings and superior appreciation potential.

    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your support and welcome any questions or comments you may have.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
PRESIDENT AND
CHIEF EXECUTIVE OFFICER
MITCHELL HUTCHINS
ASSET MANAGEMENT INC.

    This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

                       MITCHELL HUTCHINS SERIES TRUST --
                        STRATEGIC FIXED INCOME PORTFOLIO
                                 ANNUAL REPORT

PERFORMANCE AT A GLANCE

    Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust -- Strategic Fixed Income Portfolio (Class H) and the Lehman Brothers Mortgage Bond Index and the Lehman Brothers Government/Corporate Bond Index, for the ten-year period from December 31, 1990 through December 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             STRATEGIC        LB MORTGAGE     LB GOVERNMENT/
               FIXED
        Income Portfolio (H)   Bond Index  Corporate Bond Index
Dec-90               $10,000      $10,000               $10,000
Jan-91               $10,105      $10,152               $10,112
Feb-91               $10,191      $10,237               $10,199
Mar-91               $10,210      $10,307               $10,269
Apr-91               $10,296      $10,402               $10,387
May-91               $10,353      $10,493               $10,435
Jun-91               $10,324      $10,503               $10,424
Jul-91               $10,467      $10,680               $10,554
Aug-91               $10,705      $10,875               $10,797
Sep-91               $10,925      $11,078               $11,022
Oct-91               $11,020      $11,262               $11,121
Nov-91               $11,096      $11,343               $11,232
Dec-91               $11,513      $11,571               $11,610
Jan-92               $11,255      $11,437               $11,438
Feb-92               $11,305      $11,545               $11,499
Mar-92               $11,216      $11,471               $11,436
Apr-92               $11,275      $11,584               $11,504
May-92               $11,513      $11,792               $11,728
Jun-92               $11,692      $11,932               $11,899
Jul-92               $12,039      $12,035               $12,203
Aug-92               $12,148      $12,192               $12,312
Sep-92               $12,306      $12,287               $12,481
Oct-92               $12,049      $12,179               $12,290
Nov-92               $12,059      $12,216               $12,280
Dec-92               $12,293      $12,374               $12,490
Jan-93               $12,569      $12,536               $12,762
Feb-93               $12,898      $12,663               $13,028
Mar-93               $12,951      $12,740               $13,072
Apr-93               $13,004      $12,806               $13,173
May-93               $13,004      $12,879               $13,166
Jun-93               $13,355      $12,978               $13,465
Jul-93               $13,472      $13,030               $13,551
Aug-93               $13,822      $13,092               $13,863
Sep-93               $13,896      $13,103               $13,911
Oct-93               $13,971      $13,141               $13,968
Nov-93               $13,684      $13,115               $13,810
Dec-93               $13,730      $13,221               $13,871
Jan-94               $13,937      $13,352               $14,079
Feb-94               $13,569      $13,259               $13,772
Mar-94               $13,166      $12,914               $13,435
Apr-94               $13,017      $12,818               $13,323
May-94               $12,982      $12,870               $13,299
Jun-94               $12,936      $12,841               $13,269
Jul-94               $13,143      $13,098               $13,534
Aug-94               $13,201      $13,140               $13,540
Sep-94               $13,028      $12,954               $13,335
Oct-94               $12,994      $12,946               $13,321
Nov-94               $12,936      $12,906               $13,297
Dec-94               $12,997      $13,009               $13,384
Jan-95               $13,223      $13,287               $13,641
Feb-95               $13,512      $13,626               $13,958
Mar-95               $13,575      $13,690               $14,051
Apr-95               $13,764      $13,885               $14,248
May-95               $14,304      $14,322               $14,845
Jun-95               $14,417      $14,404               $14,964
Jul-95               $14,342      $14,428               $14,905
Aug-95               $14,505      $14,578               $15,096
Sep-95               $14,644      $14,706               $15,250
Oct-95               $14,845      $14,837               $15,474
Nov-95               $15,184      $15,006               $15,730
Dec-95               $15,403      $15,194               $15,961
Jan-96               $15,519      $15,308               $16,060
Feb-96               $15,112      $15,181               $15,719
Mar-96               $14,982      $15,126               $15,587
Apr-96               $14,880      $15,084               $15,480
May-96               $14,880      $15,040               $15,453
Jun-96               $15,098      $15,248               $15,659
Jul-96               $15,112      $15,304               $15,695
Aug-96               $15,054      $15,304               $15,656
Sep-96               $15,408      $15,560               $15,934
Oct-96               $15,862      $15,865               $16,306
Nov-96               $16,243      $16,092               $16,606
Dec-96               $15,986      $16,008               $16,421
Jan-97               $16,002      $16,126               $16,441
Feb-97               $16,080      $16,180               $16,476
Mar-97               $15,830      $16,027               $16,280
Apr-97               $16,064      $16,282               $16,517
May-97               $16,252      $16,442               $16,671
Jun-97               $16,503      $16,634               $16,871
Jul-97               $17,051      $16,947               $17,387
Aug-97               $16,863      $16,906               $17,192
Sep-97               $17,082      $17,121               $17,462
Oct-97               $17,442      $17,311               $17,742
Nov-97               $17,505      $17,368               $17,836
Dec-97               $17,744      $17,526               $18,023
Jan-98               $18,028      $17,700               $18,277
Feb-98               $17,911      $17,737               $18,241
Mar-98               $17,961      $17,812               $18,297
Apr-98               $18,111      $17,914               $18,389
May-98               $18,311      $18,032               $18,585
Jun-98               $18,511      $18,118               $18,775
Jul-98               $18,528      $18,210               $18,790
Aug-98               $18,828      $18,375               $19,156
Sep-98               $19,545      $18,597               $19,704
Oct-98               $19,295      $18,573               $19,564
Nov-98               $19,228      $18,665               $19,682
Dec-98               $19,274      $18,745               $19,731
Jan-99               $19,328      $18,878               $19,871
Feb-99               $18,648      $18,804               $19,398
Mar-99               $18,845      $18,930               $19,495
Apr-99               $18,988      $19,017               $19,544
May-99               $18,720      $18,911               $19,343
Jun-99               $18,630      $18,844               $19,283
Jul-99               $18,416      $18,716               $19,229
Aug-99               $18,344      $18,716               $19,213
Sep-99               $18,849      $19,019               $19,386
Oct-99               $18,813      $19,129               $19,437
Nov-99               $18,795      $19,139               $19,425
Dec-99               $18,634      $19,093               $19,306
Jan-00               $18,527      $18,927               $19,301
Feb-00               $18,741      $19,146               $19,542
Mar-00               $19,058      $19,355               $19,825
Apr-00               $18,845      $19,368               $19,728
May-00               $18,806      $19,378               $19,710
Jun-00               $19,543      $19,793               $20,112
Jul-00               $19,601      $19,920               $20,326
Aug-00               $19,775      $20,222               $20,612
Sep-00               $19,814      $20,433               $20,691
Oct-00               $19,950      $20,580               $20,821
Nov-00               $20,415      $20,888               $21,177
Dec-00               $20,861      $21,225               $21,594

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/00

                            6 MONTHS    1 YEAR    5 YEARS    10 YEARS   INCEPTION*
                            --------   --------   --------   --------   ----------
Strategic Fixed Income
  Portfolio (Class H).....    6.75%     11.95%      6.25%      7.63%       7.53%
LB Government/Corporate
  Bond Index+.............    7.36      11.85       6.24       8.00        8.09
LB Mortgage Bond Index....    7.23      11.16       6.91       7.82        8.24

------------------------
* Inception: since commencement of issuance on July 5, 1989 for Class H shares.

    The investment return and the principal value of an investment in the Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

+   The Portfolio's benchmark has changed to the Lehman Brothers
    Government/Corporate Bond Index. PIMCO, the Portfolio's subadvisor, believes that this Index is more indicative of the Portfolio's composition than the benchmark used previously, the Lehman Brothers Mortgage Bond Index.

The graph depicts the performance of the Mitchell Hutchins Series Trust -- Strategic Fixed Income Portfolio (Class H), the Lehman Brothers Mortgage Bond Index and the Lehman Brothers Government/Corporate Bond Index. It is important to note the Strategic Fixed Income Portfolio is a professionally managed mutual fund while the Indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                                                               February 15, 2001

Dear Contract Owner,

    We are pleased to present you with the annual report for Mitchell Hutchins Series Trust -- Strategic Fixed Income Portfolio (the "Portfolio") for the fiscal year ended December 31, 2000.

MARKET REVIEW

    For the fiscal year ended December 31, 2000, the U.S. Treasury sector returned a robust 13.52%, as measured by the Lehman Brothers Treasury Bond Index, far outpacing returns in the equity market. Strong performance in the U.S. debt markets was attributable largely to a downward shift in the yield curve, which was sparked by clear signs of slower growth and conviction that the Federal Reserve (the "Fed") would cut interest rates. Evidence of slowing growth proliferated in the third quarter as Gross Domestic Product (GDP) expanded at its weakest pace in four years, unemployment claims rose sharply, consumer confidence waned and industrial production declined precipitously.

    The broader debt market returned 11.63%, as measured by the Lehman Brothers Aggregate Index, for the year ended December 31, 2000. Investment-grade corporate bonds, which returned 9.39%, as measured by the Lehman Brothers U.S. Credit Index, underperformed the broader debt market, amid an increasing default rate and growing concern that corporate profits and cash flow would erode further as growth slows. Treasurys outpaced most credit-sensitive fixed-income sectors over the year. Mortgages, returning 11.16% as measured by the Lehman Brothers Mortgage Bond Index, fared better than corporates, posting Treasury-like returns on a duration-adjusted basis. The non-investment-grade sector provided negative absolute returns, enduring its most difficult period since 1990.

    After falling to a record low against the dollar, the euro gained ground over the latter part of the calendar year. In Japan, growth was restrained by tentative consumers and the start of what we expect to be a sharp slowdown in exports linked to decelerating global growth. In general, international yields rallied as global growth cooled.

    The emerging markets sector weathered several regional instabilities and slower global growth prospects, returning 15.66%, as measured by the JP Morgan Emerging Markets Bond Index Plus (EMBI+). The sector was buoyed by improved fundamentals in numerous regions and strong returns from lower-rated credits such as Russia.

PORTFOLIO REVIEW

    For the fiscal year ended December 31, 2000, the Portfolio's Class H shares returned 11.95%, modestly outperforming its benchmark. The Portfolio extended duration (a measure of price sensitivity to changes in interest rates) in the latter half of the year, which enhanced performance as interest rates signaled a shift downward. The Portfolio's underweight in the corporate sector was a significant contributor to relative performance. The Portfolio's overweight in the mortgage-backed sector, which generally offers attractive yields on high-quality instruments, added slightly to relative performance on a risk-adjusted basis. Exposure to the emerging markets sector modestly enhanced returns relative to the benchmark.

    The Portfolio's very limited exposure to high yield credits modestly detracted from the overall performance. The Portfolio employed select relative value strategies in the international sector, which were a slight negative to relative performance.

PORTFOLIO STATISTICS

SECTOR ALLOCATION*                                   12/31/00             6/30/00
------------------------------------------------------------------------------------
Mortgages........................................          87.2%                74.5%
Corporates/Convertibles..........................           5.5                 20.8
Treasurys/Munis..................................          55.0                  9.3
Int'l/Emerging Markets...........................           3.1                  2.5
Cash & Equivalents...............................           2.6                  4.2
Liabilities in Excess of Other Assets............         -53.4                -11.3
------------------------------------------------------------------------------------
Total............................................         100.0%               100.0%

PORTFOLIO CHARACTERISTICS*                     12/31/00         6/30/00
------------------------------------------------------------------------
Weighted Average Life........................  12.4 yrs        8.17 yrs
Weighted Average Duration....................  6.2 yrs         5.01 yrs
Credit Quality...............................     AAA             AA
Weighted Average Coupon......................  7.07%           7.25%
Net Assets ($mm).............................  $3.74           $4.65
------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

OUTLOOK

    We expect global growth to decelerate as a U.S. economic slowdown spills over into other developed and emerging economies. We expect that the landing will be hardest in the U.S., where previously exuberant investment and consumer spending will slow substantially. Tentative recovery in Japan may weaken in the face of reduced demand for Japanese exports from the rest of Asia and the U.S. We expect that Europe will land more softly, cushioned by more limited export ties to the U.S. and the absence of investment and consumption bubbles.

    We expect protracted Fed easing as the economy slows, while Federal budget surpluses also provide room for fiscal stimulus. These effects will, however, arrive with a lag over the next 12 to 18 months.

    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
PRESIDENT AND
CHIEF EXECUTIVE OFFICER
MITCHELL HUTCHINS
ASSET MANAGEMENT INC.

    This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

TABLE OF CONTENTS

Section Title                                                 Page
-------------                                                 ----
INTRODUCTION................................................     1
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS...................  2, 7
PROSPECTUS/PROXY STATEMENT..................................     9
OVERVIEW....................................................    11
  PROPOSED TRANSACTION......................................    11
  OPERATING EXPENSES........................................    12
  FEDERAL INCOME TAX CONSEQUENCES...........................    14
  COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND
    RESTRICTIONS............................................    15
  COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE AND
    REDEMPTION PROCEDURES...................................    18
  INVESTMENT ADVISORS.......................................    19
SUMMARY OF PRINCIPAL RISKS..................................    19
  MARKET RISK...............................................    19
  INTEREST RATE RISK........................................    19
  CREDIT RISK...............................................    20
  CAPITALIZATION RISK.......................................    20
  FOREIGN RISK..............................................    20
  CURRENCY RISK.............................................    21
  DERIVATIVES RISK..........................................    21
  MANAGEMENT RISK...........................................    21
  CHART OF PRINCIPAL RISKS BY PORTFOLIO.....................    22
SPECIAL MEETING OF SHAREHOLDERS.............................    23
THE PROPOSALS...............................................    23
  APPROVAL OF AGREEMENT AND PLAN OF ACQUISITION AND
    TERMINATION.............................................    23
  TRUSTEES' RECOMMENDATIONS.................................    24
  REQUIRED SHAREHOLDER VOTE.................................    24
  BACKGROUND AND REASONS FOR THE PROPOSED ACQUISITIONS......    24
INFORMATION ABOUT THE ACQUISITIONS..........................    25
  AGREEMENT AND PLAN OF ACQUISITION AND TERMINATION.........    25
  INDEMNIFICATION OF ACQUIRING FUNDS........................    27
  DESCRIPTION OF THE ACQUISITION SHARES.....................    27
  ORGANIZATION..............................................    27
  MEETINGS OF SHAREHOLDERS..................................    28
  QUORUMS...................................................    28
  NUMBER OF DIRECTORS.......................................    28
  REMOVAL OF TRUSTEES OR DIRECTORS..........................    28
  INDEMNIFICATION OF TRUSTEES, DIRECTORS AND OFFICERS.......    28
  PERSONAL LIABILITY........................................    30
  TERMINATION...............................................    30
  AMENDMENTS................................................    31
  FEDERAL INCOME TAX CONSEQUENCES...........................    31

                      (continued on inside of back cover)

Section Title                                                 Page
-------------                                                 ----
CAPITALIZATION..............................................   33
VOTING INFORMATION..........................................   34
RECORD DATE, QUORUM AND METHOD OF TABULATION................   34
SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP.................   34
CONTACT OWNER INSTRUCTIONS..................................   36
SOLICITATION OF INSTRUCTIONS................................   37
REVOCATION OF INSTRUCTIONS..................................   37
SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS....   37
ADJOURNMENT.................................................   37
THIRD PARTY PROXY SOLICITATION..............................   38
INFORMATION ABOUT THE PORTFOLIOS............................   38
APPENDIX A: FORM OF AGREEMENT AND PLAN OF ACQUISITION AND
 TERMINATION................................................  A-1
APPENDIX B: EXCERPTS FROM THE ALLIANCE FUND AND THE BRINSON
 TRUST ANNUAL REPORTS.......................................  B-1
ALLIANCE GROWTH PORTFOLIO...................................  B-1
ALLIANCE U.S./HIGH GRADE PORTFOLIO..........................  B-4

                     (continued from outside of back cover)

                                                         YOUR VOTE IS IMPORTANT.

                        STRATEGIC FIXED INCOME PORTFOLIO
                       (A SERIES OF BRINSON SERIES TRUST)
                         SPECIAL MEETING OF SHAREHOLDERS
                                February 25, 2002

THIS VOTING INSTRUCTION CARD IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES ("BOARD") OF BRINSON SERIES TRUST ("TRUST") AND RELATES TO THE PROPOSAL WITH RESPECT TO THE ABOVE-REFERENCED PORTFOLIO ("FUND"), A SERIES OF THE TRUST. The undersigned hereby appoints as proxies Rita Rubin and Jeanne Louther and each of them (with power of substitution to each) to represent and vote the shares of the undersigned held as of the record date in the Fund at the Special Meeting of Shareholders to be held at 10:00 a.m., Eastern time, on February 25, 2002 at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present. The voting interest represented by this card will be voted as instructed. IF YOU DO NOT INDICATE A CHOICE, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" THE PROPOSAL RELATING TO THE FUND WITH DISCRETIONARY POWER TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

This voting instruction card must be dated and signed exactly as instructed.

                              Date ____________________________________

                              PLEASE DATE AND SIGN AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

                              Sign exactly as name appears hereon.

                              ------------------------------------------
                              Signature(s)

                              PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.
                              PLEASE DO NOT USE FINE POINT PENS.


     When properly signed, the voting interest represented by this card will be directed as instructed below. If no instruction is given for the proposal, voting will be directed "FOR" the proposal.

     The Board recommends that you vote "FOR" the following proposal:

     1.   To approve an Agreement and Plan of Acquisition and            FOR         AGAINST     ABSTAIN
          Termination providing for the transfer of all of the assets of the Fund to the corresponding series of Alliance Variable
          Products Series Fund, Inc. ("Alliance Portfolio") in
          exchange for shares of the Alliance Portfolio and the
          assumption by the Alliance Portfolio of the stated
          liabilities of the Fund, and the distribution of such shares to the shareholders of the Fund and liquidation and
          dissolution of the Fund, as described in the
          Prospectus/Proxy Statement.

               PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD

                                                         YOUR VOTE IS IMPORTANT.

                           AGGRESSIVE GROWTH PORTFOLIO
                       (A SERIES OF BRINSON SERIES TRUST)
                         SPECIAL MEETING OF SHAREHOLDERS
                                February 25, 2002

THIS VOTING INSTRUCTION CARD IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES ("BOARD") OF BRINSON SERIES TRUST ("TRUST") AND RELATES TO THE PROPOSAL WITH RESPECT TO THE ABOVE-REFERENCED PORTFOLIO ("FUND"), A SERIES OF THE TRUST. The undersigned hereby appoints as proxies Rita Rubin and Jeanne Louther and each of them (with power of substitution to each) to represent and vote the shares of the undersigned held as of the record date in the Fund at the Special Meeting of Shareholders to be held at 10:00 a.m., Eastern time, on February 25, 2002 at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present. The voting interest represented by this card will be voted as instructed. IF YOU DO NOT INDICATE A CHOICE, THIS PROXY SHALL BE
DEEMED TO GRANT AUTHORITY TO VOTE "FOR" THE PROPOSAL RELATING TO THE FUND WITH DISCRETIONARY POWER TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME
BEFORE THE MEETING.

This voting instruction card must be dated and signed exactly as instructed.

                              Date ____________________________________

                              PLEASE DATE AND SIGN AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

                              Sign exactly as name appears hereon.

                              ------------------------------------------
                              Signature(s)

                              PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.
                              PLEASE DO NOT USE FINE POINT PENS.


     When properly signed, the voting interest represented by this card will be directed as instructed below. If no instruction is given for the proposal, voting will be directed "FOR" the proposal.

     The Board recommends that you vote "FOR" the following proposal:

     1.   To approve an Agreement and Plan of Acquisition and            FOR         AGAINST     ABSTAIN
          Termination providing for the transfer of all of the assets of the Fund to the corresponding series of Alliance Variable
          Products Series Fund, Inc. ("Alliance Portfolio") in
          exchange for shares of the Alliance Portfolio and the
          assumption by the Alliance Portfolio of the stated
          liabilities of the Fund, and the distribution of such shares to the shareholders of the Fund and liquidation and
          dissolution of the Fund, as described in the
          Prospectus/Proxy Statement.

               PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD

                                                         YOUR VOTE IS IMPORTANT.

                           AGGRESSIVE GROWTH PORTFOLIO
                       (A SERIES OF BRINSON SERIES TRUST)
                         SPECIAL MEETING OF SHAREHOLDERS
                                February 25, 2002

THIS VOTING INSTRUCTION CARD IS SOLICITED ON BEHALF OF THE ABOVE-REFERENCED INSURANCE COMPANY (THE "COMPANY") AND BY THE BOARD OF TRUSTEES ("BOARD") OF BRINSON SERIES TRUST ("TRUST") AND RELATES TO THE PROPOSAL INDICATED ON THE REVERSE SIDE WITH RESPECT TO THE ABOVE-REFERENCED PORTFOLIO (THE "FUND"), A SERIES OF THE TRUST. The undersigned hereby instructs the Company to vote all shares of the Fund, which are held in the account of the undersigned at the Special Meeting of Shareholders to be held on February 25, 2002 at the offices of the Trust, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present. The voting interest represented by this card will be voted as instructed. IF YOU DO NOT INDICATE A CHOICE, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" THE PROPOSAL RELATING TO THE FUND, WITH DISCRETIONARY POWER TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

                              Date _____________________________________

                              PLEASE DATE AND SIGN AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

                              Sign exactly as name appears hereon.

                              ------------------------------
                              Signature(s)

                              For individual Contract Owners, sign your name exactly as it appears on this card. For joint Contract Owners, either party may sign, but the name of the party signing should conform exactly to the name shown on this card. For all other Contract Owners, the name and the capacity of the individual signing should be indicated, unless it is reflected in the form of registration.

                              PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.
                              PLEASE DO NOT USE FINE POINT PENS.

     When properly signed, the voting interest represented by this card will be directed as instructed below. If no instruction is given for the proposal, voting will be directed "FOR" the proposal.

     The Board recommends that you vote "FOR" the following proposal:

     1.   To approve an Agreement and Plan of Acquisition and    FOR         AGAINST     ABSTAIN
          Termination providing for the transfer of all of the
          assets of the Fund to the corresponding series of
          Alliance Variable Products Series Fund, Inc. ("Alliance
          Portfolio") in exchange for shares of the Alliance
          Portfolio and the assumption by the Alliance Portfolio
          of the stated liabilities of the Fund, and the
          distribution of such shares to the shareholders of the
          Fund and liquidation and dissolution of the Fund, as
          described in the Prospectus/Proxy Statement.

          PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD

                                                         YOUR VOTE IS IMPORTANT.

                        STRATEGIC FIXED INCOME PORTFOLIO
                       (A SERIES OF BRINSON SERIES TRUST)
                         SPECIAL MEETING OF SHAREHOLDERS
                                February 25, 2002

THIS VOTING INSTRUCTION CARD IS SOLICITED ON BEHALF OF THE ABOVE-REFERENCED INSURANCE COMPANY (THE "COMPANY") AND BY THE BOARD OF TRUSTEES ("BOARD") OF BRINSON SERIES TRUST ("TRUST") AND RELATES TO THE PROPOSAL INDICATED ON THE REVERSE SIDE WITH RESPECT TO THE ABOVE-REFERENCED PORTFOLIO (THE "FUND"), A SERIES OF THE TRUST. The undersigned hereby instructs the Company to vote all shares of the Fund, which are held in the account of the undersigned at the Special Meeting of Shareholders to be held on February 25, 2002 at the offices of the Trust, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present. The voting interest represented by this card will be voted as instructed. IF YOU DO NOT INDICATE A CHOICE, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" THE PROPOSAL RELATING TO THE FUND, WITH DISCRETIONARY POWER TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

                              Date ______________________________________

                              PLEASE DATE AND SIGN AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

                              Sign exactly as name appears hereon.

                              ------------------------------
                              Signature(s)

                              For individual Contract Owners, sign your name exactly as it appears on this card. For joint Contract Owners, either party may sign, but the name of the party signing should conform exactly to the name shown on this card. For all other Contract Owners, the name and the capacity of the individual signing should be indicated, unless it is reflected in the form of registration.

                              PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.
                              PLEASE DO NOT USE FINE POINT PENS.


     When properly signed, the voting interest represented by this card will be directed as instructed below. If no instruction is given for the proposal, voting will be directed "FOR" the proposal.

     The Board recommends that you vote "FOR" the following proposal:

     1.   To approve an Agreement and Plan of Acquisition and       FOR         AGAINST     ABSTAIN
          Termination providing for the transfer of all of the
          assets of the Fund to the corresponding series of
          Alliance Variable Products Series Fund, Inc. ("Alliance
          Portfolio") in exchange for shares of the Alliance
          Portfolio and the assumption by the Alliance Portfolio
          of the stated liabilities of the Fund, and the
          distribution of such shares to the shareholders of the
          Fund and liquidation and dissolution of the Fund, as
          described in the Prospectus/Proxy Statement.

          PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD

                  Alliance Variable Products Series Fund, Inc.

                                    Form N-14
                                     Part B

                       Statement of Additional Information
                                 January 6, 2002

     This Statement of Information (the "SAI") relates to the proposed acquisitions (the "Acquisitions") of the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio") and the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio"), (each an "Acquired Portfolio"), each a series of Brinson Series Trust, by, respectively, the Growth Portfolio (the "Alliance Growth Portfolio) and the U.S. Government/High Grade Securities Portfolio (the "Alliance U.S./High Grade Portfolio") (each an "Acquiring Portfolio" and, collectively, together with the Acquired Portfolios, the "Portfolios"), each a series of Alliance Variable Products Series Fund, Inc.

     This SAI contains information which relates to the Acquisitions and may be of interest to shareholders, but which is not included in the Prospectus/Proxy Statement dated January 6, 2002 (the "Prospectus/Proxy Statement") of the Acquiring Portfolios. As described in the Prospectus/Proxy Statement, the Acquisitions are to be effected through the transfer of all of the assets of each Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for shares of beneficial interest of that Acquiring Portfolio (the "Acquisition Shares") and the assumption by that Acquiring Portfolio of the stated liabilities of the Acquired Portfolio. This will be followed by the distribution of the relevant Acquisition Shares to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Alliance Variable Products Series Fund, Inc., 1345 Avenue of the Americas, New York, New York, 10105, or by calling 1-800-221-5672.

                                Table of Contents

Item                                                                                   Page
I.   Additional Information about the Portfolios                                         2
II.  Financial Statements                                                                2

     I. Additional Information about the Portfolios.

     Incorporated by reference (1) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (filed on April 27, 2001) (Registration Nos. 33-18647 and 811-5398), and (2) to Post-Effective Amendment No. 32 to the Registration Statement of the Brinson Series Trust on Form N-1A (filed on April 20, 2001) (Registration Nos. 33-10438 and 811-4919).

II.  Financial Statements.

     This SAI is accompanied by the unaudited Semi-Annual Reports for the six months ended June 30, 2001 and the Annual Reports for the year ended December 31, 2000 of each Acquiring Portfolio and Acquired Portfolio, which contain historical financial information regarding such Portfolios. The Annual Reports for the year ended December 31, 2000 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. The financial statements contained therein have been audited by Ernst & Young LLP, independent auditors, and have been incorporated herein by reference in reliance upon the report of said firm, which report has been given upon their authority as experts in auditing and accounting.

     Pro forma financial statements of the Alliance Growth Portfolio and the Alliance U.S./High Grade Portfolio are not provided because as of December 31, 2000, the net asset value of each of the Brinson Aggressive Growth Portfolio and the Brinson Strategic Fixed Income Portfolio did not, and as of November 30, 2001 still did not, exceed ten percent of the net asset value of, respectively, the Alliance Growth Portfolio and the Alliance U.S./High Grade Portfolio.